UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund

Parametric Tax-Managed Emerging Markets Fund

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	128,000	$1,466,880
Arcos Dorados Holdings, Inc., Class A(1)	500,800	4,031,440
Banco Macro SA, Class B	130,676	1,133,729
Banco Macro SA, Class B ADR	300	26,010
Cresud SA ADR(1)	18,602	373,342
Grupo Financiero Galicia SA, Class B ADR	44,000	1,665,840
IRSA Inversiones y Representaciones SA(1)	119,544	302,210
Ledesma SAAI	259,501	298,500
MercadoLibre, Inc.	23,300	4,927,251
Molinos Rio de la Plata SA, Class B(1)	93,310	579,113
Pampa Energia SA ADR(1)	128,465	6,965,372
Siderar SAIC	2,005,200	1,394,355
Transportadora de Gas del Sur SA(1)	252,923	721,581
YPF SA ADR	101,600	2,466,848

		$26,352,471

Bahrain — 0.9%
Ahli United Bank BSC	17,287,976	$12,370,822
Al Salam Bank-Bahrain BSC	14,938,604	3,925,234
GFH Financial Group BSC	12,966,956	8,823,772
Ithmaar Holding BSC(1)	16,428,969	2,581,665

		$27,701,493

Bangladesh — 0.8%
ACI, Ltd.	113,593	$681,721
Aftab Automobiles, Ltd.	378,354	306,164
Al-Arafah Islami Bank, Ltd.	2,070,941	551,845
Bangladesh Export Import Co., Ltd.(1)	4,605,129	2,007,497
Bangladesh Submarine Cable Co., Ltd.	274,602	420,258
BBVA Banco Frances SA	76,594	473,377
Beximco Pharmaceuticals, Ltd.	522,666	718,428
BRAC Bank, Ltd.	318,598	344,655
British American Tobacco Bangladesh Co., Ltd.	41,583	1,270,751
BSRM Steels, Ltd.	1,250,000	1,565,324
City Bank, Ltd. (The)	889,331	433,292
CVO Petrochemical Refinery, Ltd.	70,050	172,552
Grameenphone, Ltd.	656,933	2,718,992
Heidelberger Cement Bangladesh, Ltd.	103,700	669,344
Islami Bank Bangladesh, Ltd.	1,587,087	807,126
Jamuna Oil Co., Ltd.	212,850	563,007
Khulna Power Co., Ltd.	972,814	768,762
Lafarge Surma Cement, Ltd.	396,773	353,405
Lankabangla Finance, Ltd.	683,633	544,830
Malek Spinning Mills, Ltd.	1,020,000	297,375
Meghna Petroleum, Ltd.	210,100	525,993
National Bank, Ltd.(1)	4,384,609	825,616

Security	Shares	Value
Olympic Industries, Ltd.	351,256	$1,256,412
Padma Oil Co., Ltd.	175,100	564,774
People’s Leasing and Financial Services, Ltd.(1)	665,379	77,929
Pubali Bank, Ltd.	1,779,933	534,668
Renata, Ltd.	22,958	312,349
Singer Bangladesh, Ltd.	165,593	389,586
Social Islami Bank, Ltd.	2,576,175	725,631
Southeast Bank, Ltd.	1,909,500	523,194
Square Pharmaceuticals, Ltd.	566,670	1,962,165
Summit Power, Ltd.	1,464,390	757,401
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	998,194
Unique Hotel & Resorts, Ltd.	1,004,743	689,875
United Airways Bangladesh, Ltd.(1)	7,278,815	644,179
United Commercial Bank, Ltd.	1,270,726	354,548

		$26,811,219

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,308,506	$709,612
Botswana Insurance Holdings, Ltd.	801,726	1,376,940
First National Bank of Botswana, Ltd.	7,511,600	1,947,983
Letshego Holdings, Ltd.	16,310,999	3,352,297
Sechaba Breweries Holdings, Ltd.	1,086,400	2,170,790
Sefalana Holding Co.	991,000	1,008,930
Standard Chartered Bank Botswana, Ltd.	850,790	592,979

		$11,159,531

Brazil — 6.1%
AMBEV SA	1,736,625	$10,118,201
B2W Cia Digital(1)	263,000	1,037,517
Banco Bradesco SA, PFC Shares	680,674	7,040,256
Banco do Brasil SA	312,199	3,367,712
BM&F Bovespa SA	146,123	900,375
Braskem SA, PFC Shares	301,200	3,054,718
BRF SA	289,766	3,573,713
BRF SA ADR	25,600	313,600
CCR SA	887,700	5,118,183
Centrais Eletricas Brasileiras SA, PFC Shares	371,782	2,620,976
Cia Brasileira de Distribuicao, PFC Shares	43,256	830,411
Cia Brasileira de Distribuicao ADR, PFC Shares	14,300	274,560
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	1,305,432
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	1,326,234
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	39,663	825,035
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	2,183,771
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	564,093
Cia Hering	155,800	894,310
Cia Paranaense de Energia, PFC Shares	107,100	1,120,058
Cia Siderurgica Nacional SA(1)	147,100	428,059
Cia Siderurgica Nacional SA ADR(1)	62,200	181,624
Cielo SA	1,825,032	16,503,755
Cosan SA Industria e Comercio	137,900	1,711,747
CPFL Energia SA	468,491	3,856,453
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	486,462
Duratex SA	335,583	986,189
EcoRodovias Infraestrutura e Logistica SA	146,900	424,192
EDP-Energias do Brasil SA	344,100	1,533,315

Security	Shares	Value
Eletropaulo Metropolitana SA, Class B, PFC Shares	205,868	$916,036
Embraer SA	974,432	5,412,819
Embraer SA ADR	26,152	577,436
Engie Brasil Energia SA	182,700	2,064,173
Equatorial Energia SA	197,000	3,699,492
Estacio Participacoes SA	275,300	1,395,583
Even Construtora e Incorporadora SA	652,400	958,615
Ez Tec Empreendimentos e Participacoes SA	143,494	882,342
Fibria Celulose SA	24,585	226,720
Fibria Celulose SA ADR	54,900	501,786
Gafisa SA	62,686	545,646
Gerdau SA ADR	170,900	589,605
Gerdau SA, PFC Shares	227,900	792,765
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	645,760
Hypermarcas SA	88,100	816,106
Itau Unibanco Holding SA, PFC Shares	623,775	7,551,611
Itausa-Investimentos Itau SA, PFC Shares	1,358,722	4,123,126
JBS SA	444,227	1,448,782
Klabin SA	255,400	1,235,964
Klabin SA, PFC Shares	981,500	840,229
Kroton Educacional SA	1,111,932	4,716,814
Light SA	123,900	782,043
Localiza Rent a Car SA	295,025	3,926,944
Lojas Americanas SA, PFC Shares	642,690	3,358,592
Lojas Renner SA	575,500	5,110,490
Marcopolo SA, PFC Shares	786,900	658,557
MRV Engenharia e Participacoes SA	476,800	2,187,072
Multiplus SA	91,200	1,048,745
Natura Cosmeticos SA	82,900	768,201
Odontoprev SA	579,500	2,091,724
Oi SA ADR(1)	315,800	397,908
Oi SA, PFC Shares	888,684	1,112,771
Petroleo Brasileiro SA(1)	275,200	1,331,783
Petroleo Brasileiro SA ADR(1)	187,400	1,727,828
Petroleo Brasileiro SA, PFC Shares	2,348,100	10,868,194
Prumo Logistica SA(1)	82,880	245,415
Qualicorp SA	577,500	3,809,294
Randon SA Implementos e Participacoes, PFC Shares	198,512	304,369
Suzano Papel e Celulose SA, Class A, PFC Shares	371,100	1,571,835
Telefonica Brasil SA ADR	298,900	4,438,665
Telefonica Brasil SA, PFC Shares	214,905	3,209,228
TIM Participacoes SA	1,725,444	5,566,660
Totvs SA	238,900	2,117,637
Transmissora Alianca de Energia Electrica SA	134,400	985,268
Ultrapar Participacoes SA	242,648	5,551,156
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	321,803
Vale SA, PFC Shares	1,863,092	16,788,419
Vale SA ADR, PFC Shares	57,800	519,044
Weg SA	903,920	5,024,023

		$198,346,029

Bulgaria — 0.1%
Albena AD	3,379	$114,468
Bulgartabak Holding(1)	3,450	69,392

Security	Shares	Value
CB First Investment Bank AD(1)	54,000	$144,350
Chimimport AD	825,588	684,308
Industrial Holding Bulgaria PLC(1)	576,865	268,576
Petrol AD(1)(3)	76,205	14,597
Sopharma AD	303,500	648,570

		$1,944,261

Chile — 3.2%
AES Gener SA	1,713,702	$691,714
Aguas Andinas SA, Series A	2,872,891	1,632,634
Almendral SA(1)	7,092,000	631,952
Antarchile SA	114,800	1,330,888
Banco de Chile	34,510,060	4,139,377
Banco de Chile ADR	3,940	284,310
Banco de Credito e Inversiones	60,341	3,310,239
Banco Santander Chile ADR	118,249	2,965,685
Banmedica SA	286,194	689,164
Besalco SA	823,600	511,727
Cap SA	186,746	2,197,511
Cencosud SA	2,448,892	7,504,307
Cia Cervecerias Unidas SA ADR	119,300	3,014,711
Cia Sud Americana de Vapores SA(1)	10,829,733	395,524
Colbun SA	5,553,984	1,234,565
Embotelladora Andina SA, Series A ADR	25,100	564,499
Embotelladora Andina SA, Series A, PFC Shares	202,478	767,875
Embotelladora Andina SA, Series B ADR	49,672	1,161,828
Empresa Nacional de Telecomunicaciones SA(1)	323,187	3,918,013
Empresas CMPC SA	2,309,849	5,635,699
Empresas COPEC SA	1,098,567	11,966,660
Enel Americas SA	4,683,503	975,915
Enel Americas SA ADR	140,171	1,456,377
Enel Chile SA	4,683,503	518,122
Enel Chile SA ADR	140,171	770,941
Enel Generacion Chile SA ADR	67,659	1,504,736
Engie Energia Chile SA	253,400	472,335
Forus SA	64,662	258,217
Inversiones Aguas Metropolitanas SA	613,640	963,690
Itau CorpBanca	145,664,426	1,335,510
Latam Airlines Group SA(1)	211,093	2,670,576
Latam Airlines Group SA ADR	300,348	3,805,409
Masisa SA	5,792,050	323,890
Parque Arauco SA	818,312	2,182,579
Quinenco SA	490,001	1,288,353
Ripley Corp. SA	1,626,000	1,055,868
S.A.C.I. Falabella	1,438,742	12,009,230
Salfacorp SA	1,303,900	1,422,706
Sigdo Koppers SA	879,641	1,199,738
Sociedad Matriz SAAM SA	6,677,681	629,035
Sociedad Quimica y Minera de Chile SA ADR	196,100	6,739,957
Sociedad Quimica y Minera de Chile SA, Series A	20,950	704,799
Sonda SA	2,937,360	5,066,570
Vina Concha y Toro SA	146,373	248,438
Vina Concha y Toro SA ADR	26,701	907,834

		$103,059,707

Security	Shares	Value
China — 11.0%
3SBio, Inc.(1)(4)	527,000	$651,153
Agile Group Holdings, Ltd.	486,000	421,253
Agricultural Bank of China, Ltd., Class H	1,705,000	786,308
Air China, Ltd., Class H	1,770,000	1,433,181
Aisino Corp.	73,800	224,848
Aluminum Corp. of China, Ltd., Class H(1)	5,922,000	2,898,191
Angang Steel Co., Ltd., Class H(1)	1,148,000	817,519
Anhui Conch Cement Co., Ltd., Class H	1,450,500	4,933,213
ANTA Sports Products, Ltd.	887,000	2,454,057
Avic Aviation Engine Corp. PLC	40,300	196,848
Baidu, Inc. ADR(1)	29,700	5,123,844
Bank of Beijing Co., Ltd.	174,600	243,492
Bank of China, Ltd., Class H	5,324,000	2,647,525
Bank of Communications, Ltd., Class H	2,201,300	1,713,527
Bank of Nanjing Co., Ltd.	121,000	210,924
BBMG Corp., Class H	2,269,000	944,024
BeiGene, Ltd. ADR(1)	6,425	235,219
Beijing Capital Co., Ltd.	323,000	199,659
Beijing Capital International Airport Co., Ltd., Class H	596,000	713,407
Beijing Enterprises Holdings, Ltd.	223,500	1,156,805
Beijing Enterprises Water Group, Ltd.	3,456,000	2,561,877
Beijing Tongrentang Co., Ltd.	42,700	196,053
Beijing Xinwei Technology Group Co., Ltd.(3)	80,600	136,598
Beiqi Foton Motor Co., Ltd.	407,100	193,207
BYD Co., Ltd., Class H	575,000	3,188,586
CGN Power Co., Ltd., Class H(4)	6,329,000	1,955,976
China Agri-Industries Holdings, Ltd.(1)	2,380,000	1,197,474
China Biologic Products, Inc.(1)	21,900	2,192,847
China Bluechemical, Ltd., Class H	1,348,000	434,116
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,245,326
China CITIC Bank Corp., Ltd., Class H	1,627,000	1,079,494
China Coal Energy Co., Ltd., Class H(1)	2,861,000	1,443,901
China Communications Construction Co., Ltd., Class H	1,677,000	2,367,161
China Communications Services Corp., Ltd., Class H	2,166,000	1,418,528
China Construction Bank Corp., Class H	6,290,580	5,068,368
China Dongxiang Group Co., Ltd.	3,981,000	763,568
China Eastern Airlines Corp., Ltd., Class H	1,436,000	850,228
China Everbright Bank Co., Ltd.	341,400	203,600
China Everbright International, Ltd.	1,156,000	1,556,796
China Everbright, Ltd.	456,000	920,946
China Evergrande Group	1,971,000	1,827,494
China Fortune Land Development Co., Ltd.	52,400	207,038
China Gas Holdings, Ltd.	1,086,000	1,749,808
China Gezhouba Group Co., Ltd.	152,700	261,095
China Hongqiao Group, Ltd.(3)	764,000	554,457
China Huishan Dairy Holdings Co., Ltd.(3)	1,750,000	94,576
China International Marine Containers Co., Ltd., Class B	413,812	707,433
China International Travel Service Corp., Ltd.	31,488	259,536
China Life Insurance Co., Ltd., Class H	654,000	2,000,931
China Longyuan Power Group Corp., Ltd., Class H	3,801,000	2,956,570
China Medical System Holdings, Ltd.	702,000	1,245,390
China Mengniu Dairy Co., Ltd.	1,943,000	4,029,030
China Merchants Bank Co., Ltd., Class H	332,500	879,918

Security	Shares	Value
China Merchants Energy Shipping Co., Ltd.	251,980	$198,564
China Merchants Port Holdings Co., Ltd.	790,000	2,313,946
China Merchants Securities Co., Ltd.	76,998	181,848
China Merchants Shekou Industrial Zone Holdings Co., Ltd.	935,251	2,389,081
China Minsheng Banking Corp., Ltd., Class H	864,100	923,693
China Mobile, Ltd.	2,309,900	25,403,129
China Modern Dairy Holdings, Ltd.(1)	2,514,000	569,073
China Molybdenum Co., Ltd., Class H	4,218,000	1,493,621
China National Building Material Co., Ltd., Class H	2,156,000	1,388,669
China National Nuclear Power Co., Ltd.	227,000	239,164
China Northern Rare Earth Group High-Tech Co., Ltd.	122,200	214,823
China Oilfield Services, Ltd., Class H	756,000	726,135
China Overseas Land & Investment, Ltd.	1,874,360	5,356,851
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,022,133
China Petroleum & Chemical Corp., Class H	12,211,800	9,939,987
China Power International Development, Ltd.(1)	2,268,000	843,610
China Railway Construction Corp., Ltd., Class H	947,500	1,344,544
China Railway Group, Ltd., Class H	2,265,000	2,028,118
China Resources Beer Holdings Co., Ltd.(1)	1,152,000	2,622,545
China Resources Cement Holdings, Ltd.	870,000	487,291
China Resources Gas Group, Ltd.	610,000	2,160,462
China Resources Land, Ltd.	1,277,111	3,454,136
China Resources Pharmaceutical Group, Ltd.(1)(4)	278,000	324,907
China Resources Phoenix Healthcare Holdings Co., Ltd.(1)	803,000	985,240
China Resources Power Holdings Co., Ltd.	1,777,000	3,208,017
China Shenhua Energy Co., Ltd., Class H	1,654,500	3,849,581
China Shipbuilding Industry Co., Ltd.(1)	210,800	227,356
China South City Holdings, Ltd.	1,106,000	227,785
China Southern Airlines Co., Ltd., Class H	2,064,500	1,429,864
China Sports Industry Group Co., Ltd.	69,000	184,961
China State Construction Engineering Corp., Ltd.	236,800	316,195
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	671,264
China Telecom Corp., Ltd., Class H	7,572,000	3,698,753
China Travel International Investment Hong Kong, Ltd.	1,660,000	502,121
China Unicom (Hong Kong), Ltd.	2,590,290	3,479,076
China United Network Communications, Ltd.	808,166	876,347
China Vanke Co., Ltd., Class H	723,217	1,955,956
China Yangtze Power Co., Ltd.	236,900	456,504
China Yurun Food Group, Ltd.(1)	926,000	140,642
CIFI Holdings Group Co., Ltd.(1)	990,000	384,730
CITIC, Ltd.	628,000	896,253
CNOOC, Ltd.	7,777,500	9,296,619
COFCO Tunhe Sugar Co., Ltd.	116,500	190,260
COSCO SHIPPING Development Co., Ltd., Class H(1)	3,803,000	852,113
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,778,000	1,005,477
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	1,251,151
COSCO SHIPPING Ports, Ltd.	1,128,000	1,245,718
Country Garden Holdings Co., Ltd.	3,985,000	3,583,581
CSPC Pharmaceutical Group, Ltd.	3,430,000	4,493,689
Ctrip.com International, Ltd. ADR(1)	128,600	6,320,690
Daqin Railway Co., Ltd.	191,860	211,034
Datang International Power Generation Co., Ltd., Class H	3,276,000	986,907
Deluxe Family Co., Ltd.	146,700	162,066
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	1,964,923

Security	Shares	Value
Dr Peng Telecom & Media Group Co., Ltd.	137,900	$395,224
Fullshare Holdings, Ltd.	3,655,000	1,618,928
Fuyao Glass Industry Group Co., Ltd.	75,172	246,667
GD Power Development Co., Ltd.	566,200	267,870
Gemdale Corp.	184,600	297,258
Golden Eagle Retail Group, Ltd.	516,000	800,751
Great Wall Motor Co., Ltd., Class H	2,510,250	2,860,920
Greentown China Holdings, Ltd.(1)	235,500	224,457
Guangdong Investment, Ltd.	2,988,000	4,260,650
Guanghui Energy Co., Ltd.	376,445	255,716
Guangxi Wuzhou Zhongheng Group Co., Ltd.(1)	285,500	186,042
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	2,804,183
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	619,118
Guangzhou R&F Properties Co., Ltd., Class H	670,400	1,047,352
Harbin Pharmaceutical Group Co., Ltd.(1)	150,695	166,194
Hengan International Group Co., Ltd.	502,000	3,735,834
Hengtong Optic-electric Co., Ltd.	70,400	263,119
Huabao International Holdings, Ltd.	492,000	287,616
Huadian Fuxin Energy Corp., Ltd.	820,000	182,640
Huadian Power International Corp., Ltd., Class H	2,642,000	1,125,670
Huaneng Power International, Inc., Class H	7,022,000	4,691,669
Huaneng Renewables Corp., Ltd., Class H	2,704,000	936,448
Huatai Securities Co., Ltd.	73,700	179,748
Huaxia Bank Co., Ltd.	141,500	231,851
Huayu Automotive Systems Co., Ltd.	82,100	217,176
Humanwell Healthcare Group Co., Ltd.(1)	69,600	199,301
Hundsun Technologies, Inc.	29,600	181,567
iKang Healthcare Group, Inc. ADR(1)	14,800	216,080
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	3,085,252
Industrial Bank Co., Ltd.	179,000	421,053
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	527,000	230,934
Inner Mongolia Yili Industrial Group Co., Ltd.	226,500	621,737
Jiangsu Broadcasting Cable Information Network Corp., Ltd.(1)	129,123	195,301
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,294	208,954
Jiangsu Expressway Co., Ltd., Class H	796,000	1,143,460
Jiangsu Hengrui Medicine Co., Ltd.	41,100	324,153
Jiangxi Copper Co., Ltd., Class H	1,415,000	2,204,949
Jinyu Bio-Technology Co., Ltd.	40,500	199,387
Jonjee High-Tech Industrial And Commercial Holding Co., Ltd.	90,800	210,791
Kangmei Pharmaceutical Co., Ltd.	106,000	290,288
Kingboard Chemical Holdings, Ltd.	421,200	1,556,143
Kingfa Sci & Tech Co., Ltd.(3)	171,400	153,996
Kunlun Energy Co., Ltd.	1,678,000	1,554,880
Kweichow Moutai Co., Ltd.	16,010	897,953
KWG Property Holding, Ltd.(1)	618,500	448,204
Lee & Man Paper Manufacturing, Ltd.	876,000	670,022
Lenovo Group, Ltd.	2,596,000	1,711,297
Leyou Technologies Holdings, Ltd.(1)	1,240,000	249,212
Li Ning Co., Ltd.(1)	1,892,312	1,111,413
Liaoning Cheng Da Co., Ltd.(1)	72,015	184,772
Longfor Properties Co., Ltd.	841,000	1,384,551
LONGi Green Energy Technology Co., Ltd.	101,501	232,875
Lonking Holdings, Ltd.	2,438,000	735,199
Luye Pharma Group, Ltd.	1,117,000	675,430

Security	Shares	Value
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,099,000	$757,124
MMG, Ltd.(1)	796,000	297,061
NARI Technology Co., Ltd.(3)	85,600	165,243
NetEase, Inc. ADR	11,000	3,124,000
Neusoft Corp.	74,400	208,614
New Oriental Education & Technology Group, Inc. ADR(1)	135,000	8,151,300
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,519,086
Offshore Oil Engineering Co., Ltd.(1)	229,900	254,607
Parkson Retail Group, Ltd.	1,024,000	129,242
PetroChina Co., Ltd., Class H	10,100,300	7,399,275
PICC Property & Casualty Co., Ltd., Class H	342,000	527,854
Ping An Insurance (Group) Co. of China, Ltd., Class H	477,500	2,676,125
Pingdingshan Tianan Coal Mining Co., Ltd.	262,515	225,921
Poly Property Group Co., Ltd.(1)	1,579,000	658,223
Poly Real Estate Group Co., Ltd.	292,400	404,517
Power Construction Corp. of China, Ltd.	186,917	208,634
Qingdao Haier Co., Ltd.	135,829	240,342
Qingling Motors Co., Ltd., Class H	1,448,966	471,849
SAIC Motor Corp., Ltd.	90,100	331,873
Sanan Optoelectronics Co., Ltd.	132,000	306,470
Sany Heavy Industry Co., Ltd.	219,800	230,053
SDIC Power Holdings Co., Ltd.	200,900	219,526
Semiconductor Manufacturing International Corp.(1)	1,241,200	1,538,590
Shandong Gold Mining Co., Ltd.	44,309	230,460
Shandong Nanshan Aluminum Co., Ltd.	409,500	194,934
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,225,538
Shanghai Dazhong Public Utilities Group Co., Ltd.	220,886	205,327
Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	815,063
Shanghai Fosun Pharmaceutical Group Co., Ltd.	298,000	1,096,700
Shanghai Industrial Holdings, Ltd.	291,000	856,187
Shanghai Jahwa United Co., Ltd.	50,376	220,433
Shanghai Oriental Pearl Media Co., Ltd.	65,600	214,512
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	537,000	1,406,731
Shanghai Pudong Development Bank Co., Ltd.	170,328	395,781
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	75,400	188,789
Shanxi Lu’an Environmental Energy Development Co., Ltd.(1)	152,200	195,673
Shenergy Co., Ltd.	227,799	207,292
Shenzhen Investment, Ltd.	1,384,000	620,308
Shimao Property Holdings, Ltd.	835,500	1,328,006
Shui On Land, Ltd.	1,556,500	350,707
Sichuan Changhong Electric Co., Ltd.(1)	307,800	189,432
Sichuan Chuantou Energy Co., Ltd.	152,000	199,632
Sihuan Pharmaceutical Holdings Group, Ltd.	7,377,000	2,802,463
SINA Corp.(1)	25,700	1,853,484
Sino Biopharmaceutical, Ltd.	4,803,000	3,955,280
Sino-Ocean Group Holding, Ltd.	1,881,500	884,000
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	945,902
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	2,032,409
Sinopharm Group Co., Ltd., Class H	1,076,000	4,995,297
SOHO China, Ltd.	381,500	204,207
Sohu.com, Inc.(1)	8,700	342,171
Sun Art Retail Group, Ltd.	1,281,000	1,200,973
Sunac China Holdings, Ltd.	1,547,000	2,008,036
Tasly Pharmaceutical Group Co., Ltd.	33,269	193,063

Security	Shares	Value
TBEA Co., Ltd.	145,485	$236,247
Tencent Holdings, Ltd.	727,800	20,967,557
Tibet Water Resources, Ltd.	528,000	218,177
Tingyi (Cayman Islands) Holding Corp.	1,416,000	1,778,251
Tonghua Dongbao Pharmaceutical Co., Ltd.	59,557	175,454
TravelSky Technology, Ltd., Class H	1,218,000	2,877,988
Tsinghua Tongfang Co., Ltd.	106,100	210,213
Tsingtao Brewery Co., Ltd., Class H	874,000	4,027,983
Uni-President China Holdings, Ltd.	290,000	204,015
United Laboratories International Holdings, Ltd. (The)(1)	362,000	236,220
Wanhua Chemical Group Co., Ltd.	74,100	291,737
Want Want China Holdings, Ltd.	4,145,000	2,870,565
Weibo Corp. ADR(1)	2,570	134,103
Weichai Power Co., Ltd., Class H	453,600	801,260
Western Mining Co., Ltd.(3)	169,300	153,878
WH Group, Ltd.(4)	3,991,500	3,441,950
Wintime Energy Co., Ltd.	348,400	200,742
Xinhu Zhongbao Co., Ltd.	301,800	214,655
Yang Quan Coal Industry Group Co., Ltd.(1)	189,257	188,444
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,333,734
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,157,392
Yingde Gases Group Co., Ltd.	824,000	636,568
Yonghui Superstores Co., Ltd.	288,800	230,963
Yonyou Network Technology Co., Ltd.(1)	60,600	156,542
Youngor Group Co., Ltd.	94,600	191,388
Yuexiu Property Co., Ltd.	3,386,000	575,268
Yunnan Chihong Zinc & Germanium Co., Ltd.	160,600	162,340
Zhaojin Mining Industry Co., Ltd., Class H	409,500	359,099
Zhejiang China Commodities City Group Co., Ltd.	167,157	192,670
Zhejiang Expressway Co., Ltd., Class H	870,000	1,137,987
Zhejiang Huahai Pharmaceutical Co., Ltd.	58,400	186,259
Zhejiang Longsheng Group Co., Ltd.	155,000	211,411
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	203,977
Zhengzhou Yutong Bus Co., Ltd.	66,400	207,087
Zhongjin Gold Corp., Ltd.(1)	121,100	206,343
Zhuzhou CRRC Times Electric Co., Ltd., Class H	288,000	1,532,289
Zijin Mining Group Co., Ltd., Class H	7,732,000	2,869,622
ZTE Corp., Class H	708,739	1,302,118

		$357,323,196

Colombia — 1.5%
Almacenes Exito SA	569,955	$3,037,138
Avianca Holdings SA, PFC Shares	614,449	598,424
Banco Davivienda SA, PFC Shares	190,600	1,983,580
Banco de Bogota SA	69,328	1,434,798
Bancolombia SA	86,292	788,189
Bancolombia SA ADR, PFC Shares	127,200	5,071,464
Bolsa de Valores de Colombia	85,691,900	724,288
Celsia SA ESP	833,260	1,269,462
Cementos Argos SA	509,458	2,091,007
Cementos Argos SA, PFC Shares	190,626	726,704
Cemex Latam Holdings SA(1)	266,452	982,404
Corporacion Financiera Colombiana SA	161,465	1,581,526
Ecopetrol SA(1)	4,549,600	2,136,349

Security	Shares	Value
Ecopetrol SA ADR(1)	425,800	$3,968,456
Empresa de Energia de Bogota SA	2,602,208	1,656,373
Empresa de Telecommunicaciones de Bogota SA	2,267,738	504,033
Fabricato SA(1)	34,115,900	168,504
Grupo Argos SA	466,160	3,281,789
Grupo Argos SA, PFC Shares	147,122	982,526
Grupo Aval Acciones y Valores SA	1,723,100	701,232
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,321,642
Grupo de Inversiones Suramericana SA	365,800	4,972,370
Grupo Nutresa SA	414,015	3,510,872
Interconexion Electrica SA	945,400	3,814,510
Odinsa SA(1)	53,817	164,728
Organizacion Terpel SA	13,768	58,903

		$47,531,271

Croatia — 0.7%
AD Plastik DD	51,587	$1,143,217
Adris Grupa DD, PFC Shares	45,976	3,103,387
Atlantic Grupa DD	15,350	1,781,895
Atlantska Plovidba DD(1)	13,025	775,569
Ericsson Nikola Tesla DD	5,610	1,095,555
Hrvatski Telekom DD	284,978	7,095,486
Koncar-Elektroindustrija DD	7,227	819,821
Kras DD(1)	3,067	206,369
Ledo DD	983	721,945
Petrokemija DD(1)	17,450	37,552
Podravka Prehrambena Industrija DD	50,437	2,595,061
Privredna Banka Zagreb DD	3,310	363,984
Valamar Riviera DD	643,639	3,954,214
Zagrebacka Banka DD(1)	30,550	262,112

		$23,956,167

Czech Republic — 0.7%
CEZ AS	398,425	$6,860,180
Komercni Banka AS	237,911	8,838,332
New World Resources PLC, Class A(1)(3)	860,500	0
Pegas Nonwovens SA	48,000	1,556,241
Philip Morris CR AS	3,728	1,995,210
Unipetrol AS	417,401	3,776,432

		$23,026,395

Egypt — 1.1%
Alexandria Mineral Oils Co.	121,900	$713,006
Arab Cotton Ginning	1,880,400	487,422
Citadel Capital SAE(1)	1,600,000	97,728
Commercial International Bank Egypt SAE	2,285,293	9,511,630
Eastern Tobacco	194,194	2,292,690
Egypt Kuwait Holding Co. SAE	1,277,058	868,214
Egyptian Financial & Industrial Co.(1)	143,917	110,053
Egyptian Financial Group-Hermes Holding Co.(1)	1,822,174	2,614,149
Egyptian International Pharmaceuticals EIPICO	153,932	904,069
Egyptian Resorts Co.(1)	4,213,900	249,761
El Ezz Aldekhela Steel Alexandria(1)	4,750	135,610
ElSewedy Electric Co.	384,121	1,830,113
Ezz Steel(1)	1,677,500	1,888,140

Security	Shares	Value
Ghabbour Auto(1)	345,862	$49,635
Global Telecom Holding SAE(1)	9,908,210	3,677,362
Juhayna Food Industries	2,665,536	1,188,616
Maridive & Oil Services SAE(1)	787,652	204,864
Medinet Nasr for Housing and Development SAE(1)	922,844	1,185,681
Misr Cement (Qena)	18,251	92,920
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	549,371
Oriental Weavers Co.	1,278,405	1,365,857
Pioneers Holding(1)	919,613	510,173
Sidi Kerir Petrochemicals Co.	957,400	1,034,226
Six of October Development & Investment Co.(1)	275,153	200,605
South Valley Cement(1)	485,000	135,936
Suez Cement Co.	138,000	137,666
Talaat Moustafa Group	3,963,160	2,017,459
Telecom Egypt	1,449,600	918,127

		$34,971,083

Estonia — 0.3%
AS Baltika(1)	226,000	$77,089
AS Merko Ehitus	75,000	717,278
AS Tallink Grupp	5,354,470	5,430,979
AS Tallinna Kaubamaja Grupp	202,800	2,072,043
AS Tallinna Vesi	35,235	526,257
Nordecon AS	223,282	311,855
Olympic Entertainment Group AS	803,899	1,560,017

		$10,695,518

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	5,176,100	$168,524
CAL Bank, Ltd.(1)	4,406,554	513,182
Ghana Commercial Bank, Ltd.	1,384,370	1,674,945
Produce Buying Co., Ltd.(1)	650,000	7,546
Societe Generale Ghana, Ltd.	814,000	143,914
Standard Chartered Bank of Ghana, Ltd.	242,700	872,976
Total Petroleum Ghana, Ltd.	20,964	10,726
Unilever Ghana, Ltd.	249,000	535,640

		$3,927,453

Greece — 1.4%
Aegean Airlines SA	64,124	$507,036
Aegean Marine Petroleum Network, Inc.	90,611	1,091,863
Alpha Bank AE(1)	1,871,973	3,346,197
Athens Water Supply & Sewage Co. SA	210,831	1,170,545
Costamare, Inc.	143,445	955,344
Diana Shipping, Inc.(1)	354,520	1,637,882
Ellaktor SA(1)	292,801	405,165
Eurobank Ergasias SA(1)	2,893,755	1,768,131
FF Group(1)	63,075	1,204,883
GasLog, Ltd.	84,616	1,298,856
GEK Terna Holding Real Estate Construction SA(1)	120,661	316,907
Hellenic Exchanges - Athens Stock Exchange SA	114,224	563,579
Hellenic Petroleum SA(1)	132,875	728,648
Hellenic Telecommunications Organization SA	715,655	6,723,673
Intralot SA(1)	260,400	339,453
JUMBO SA	154,850	2,440,566

Security	Shares	Value
Marfin Investment Group Holdings SA(1)	1,699,487	$287,207
Metka Industrial - Construction SA	43,400	329,205
Motor Oil (Hellas) Corinth Refineries SA	170,500	2,908,900
Mytilineos Holdings SA(1)	387,770	2,935,277
National Bank of Greece SA(1)	1,340,996	343,152
Navios Maritime Acquisition Corp.	191,284	329,008
Navios Maritime Holdings, Inc.(1)	668,237	1,249,603
OPAP SA	324,524	3,020,157
Public Power Corp. SA(1)	970,278	3,031,012
StealthGas, Inc.(1)	81,587	325,532
Terna Energy SA	126,318	387,519
Titan Cement Co. SA	210,674	5,366,935
Tsakos Energy Navigation, Ltd.	201,900	967,101
Viohalco SA(1)	184,517	348,841

		$46,328,177

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	1,327,936	$2,202,449
MOL Hungarian Oil & Gas Rt.	92,592	6,339,885
OTP Bank PLC	226,778	6,336,041
Richter Gedeon Nyrt.	309,705	7,033,940

		$21,912,315

India — 6.2%
ABB India, Ltd.	33,400	$658,023
ACC, Ltd.	54,200	1,209,971
Adani Enterprises, Ltd.	119,200	199,007
Adani Ports and Special Economic Zone, Ltd.	719,546	3,777,980
Adani Power, Ltd.(1)	518,864	318,913
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	326,918
Aditya Birla Nuvo, Ltd.	26,506	621,042
Ambuja Cements, Ltd.	566,900	2,071,306
Apollo Hospitals Enterprise, Ltd.	61,400	1,101,918
Ashok Leyland, Ltd.	820,626	1,071,101
Asian Paints, Ltd.	243,000	4,002,252
Aurobindo Pharma, Ltd.	119,800	1,245,383
Axis Bank, Ltd.	157,800	1,192,935
Bajaj Auto, Ltd.	42,600	1,841,042
Bajaj Holdings & Investment, Ltd.	11,100	370,928
Balrampur Chini Mills, Ltd.	262,700	584,811
Bharat Forge, Ltd.	43,136	693,963
Bharat Heavy Electricals, Ltd.	370,300	929,189
Bharat Petroleum Corp., Ltd.	122,400	1,224,332
Bharti Airtel, Ltd.	1,940,801	10,406,770
Bharti Infratel, Ltd.	158,000	790,648
Biocon, Ltd.	78,400	1,365,621
Bosch, Ltd.	3,900	1,362,321
Cadila Healthcare, Ltd.	78,069	532,013
Cairn India, Ltd.	157,100	741,467
Century Textiles & Industries, Ltd.	50,000	810,824
CESC, Ltd.	24,742	320,837
Cipla, Ltd.	207,400	1,900,558
Coal India, Ltd.	372,500	1,680,889
Colgate-Palmolive (India), Ltd.	46,200	706,163
Container Corp. of India, Ltd.	69,900	1,366,241

Security	Shares	Value
Cummins India, Ltd.	79,700	$1,159,678
Dabur India, Ltd.	278,000	1,187,429
Divi’s Laboratories, Ltd.	49,800	477,928
DLF, Ltd.	853,042	1,954,751
Dr. Reddy’s Laboratories, Ltd.	24,300	983,772
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	509,905
Eicher Motors, Ltd.	5,359	2,101,461
GAIL (India), Ltd.	558,053	3,235,415
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	342,266
Glenmark Pharmaceuticals, Ltd.	114,000	1,475,167
Godrej Consumer Products, Ltd.	14,375	371,999
Great Eastern Shipping Co., Ltd. (The)	56,700	365,265
Havells India, Ltd.	93,600	668,879
HCL Technologies, Ltd.	193,371	2,608,514
HDFC Bank, Ltd.	198,400	4,516,386
Hero MotoCorp, Ltd.	51,542	2,557,321
Hindalco Industries, Ltd.	436,910	1,309,493
Hindustan Petroleum Corp., Ltd.	201,900	1,635,669
Hindustan Unilever, Ltd.	546,109	7,668,202
Hindustan Zinc, Ltd.	244,148	1,087,083
Housing Development & Infrastructure, Ltd.(1)	785,700	991,404
Housing Development Finance Corp., Ltd.	257,575	5,950,173
ICICI Bank, Ltd.	532,035	2,268,518
Idea Cellular, Ltd.	1,996,679	2,648,017
Indiabulls Real Estate, Ltd.(1)	834,325	1,126,055
Indian Hotels Co., Ltd. (The)	173,820	341,026
Indian Oil Corp., Ltd.	443,800	2,645,279
Infosys, Ltd.	532,890	8,403,118
ITC, Ltd.	1,537,650	6,649,622
Jindal Steel & Power, Ltd.(1)	90,000	167,821
JSW Energy, Ltd.	1,158,270	1,116,811
JSW Steel, Ltd.	602,000	1,742,194
Kotak Mahindra Bank, Ltd.	204,617	2,747,354
Larsen & Toubro, Ltd.	112,578	2,724,212
Larsen & Toubro, Ltd. GDR(5)	72,000	1,739,244
LIC Housing Finance, Ltd.	62,800	596,767
Lupin, Ltd.	97,200	2,157,906
Mahindra & Mahindra, Ltd.	140,600	2,796,816
Maruti Suzuki India, Ltd.	43,700	4,061,682
Mphasis, Ltd.	37,500	334,923
Nestle India, Ltd.	12,100	1,243,080
NHPC, Ltd.	1,887,800	936,101
NTPC, Ltd.	2,100,300	5,365,176
Oil & Natural Gas Corp., Ltd.	937,863	2,672,215
Omaxe, Ltd.	79,785	208,898
Oracle Financial Services Software, Ltd.	8,100	478,782
Petronet LNG, Ltd.	216,300	1,344,303
Piramal Enterprises, Ltd.	41,782	1,225,152
Power Grid Corporation of India, Ltd.	1,419,700	4,313,121
Reliance Communications, Ltd.(1)	2,089,059	1,228,934
Reliance Industries, Ltd.	516,780	10,510,467
Reliance Infrastructure, Ltd.	171,400	1,497,045
Reliance Power, Ltd.(1)	546,400	403,889
Siemens, Ltd.	72,300	1,397,342

Security	Shares	Value
State Bank of India GDR(5)	49,600	$2,217,696
Steel Authority of India, Ltd.(1)	60,000	56,556
Sun Pharmaceutical Industries, Ltd.	473,300	5,000,356
Tata Chemicals, Ltd.	58,600	541,273
Tata Communications, Ltd.	124,400	1,384,149
Tata Consultancy Services, Ltd.	117,607	4,388,496
Tata Global Beverages, Ltd.	156,000	361,530
Tata Motors, Ltd.	305,826	2,200,505
Tata Power Co., Ltd. (The)	1,002,648	1,394,551
Tata Steel, Ltd.	149,900	1,112,167
Tech Mahindra, Ltd.	143,648	1,012,266
Titan Co., Ltd.	248,000	1,752,023
UltraTech Cement, Ltd.	58,091	3,550,508
Unitech, Ltd.(1)	2,242,680	193,772
United Spirits, Ltd.(1)	21,533	721,613
UPL, Ltd.	237,900	2,669,289
Vedanta, Ltd.	499,740	2,122,762
Voltas, Ltd.	224,100	1,424,271
Wipro, Ltd.	199,798	1,582,078
Zee Entertainment Enterprises, Ltd.	316,895	2,613,037

		$201,974,294

Indonesia — 2.9%
Adaro Energy Tbk PT	28,006,600	$3,678,730
Adhi Karya Persero Tbk PT	1,270,800	225,977
AKR Corporindo Tbk PT	4,660,500	2,185,124
Alam Sutera Realty Tbk PT(1)	12,514,600	340,225
Aneka Tambang Persero Tbk PT(1)	8,587,500	470,516
Astra Argo Lestari Tbk PT	654,000	731,412
Astra International Tbk PT	16,668,000	10,788,472
Bank Central Asia Tbk PT	3,787,000	4,702,121
Bank Danamon Indonesia Tbk PT	3,237,181	1,142,490
Bank Mandiri Persero Tbk PT	3,099,600	2,722,178
Bank Negara Indonesia Persero Tbk PT	3,878,700	1,885,730
Bank Pan Indonesia Tbk PT(1)	6,253,772	424,910
Bank Rakyat Indonesia Persero Tbk PT	3,508,300	3,416,096
Bumi Serpong Damai Tbk PT	8,439,700	1,193,699
Charoen Pokphand Indonesia Tbk PT	4,000,700	960,286
Ciputra Development Tbk PT	7,986,900	737,201
Gudang Garam Tbk PT	498,500	2,451,501
Hanson International Tbk PT(1)	110,720,800	1,180,049
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	326,999
Indo Tambangraya Megah Tbk PT	1,269,200	1,924,111
Indocement Tunggal Prakarsa Tbk PT	2,045,500	2,548,965
Indofood CBP Sukses Makmur Tbk PT	2,546,000	1,557,240
Indofood Sukses Makmur Tbk PT	4,080,900	2,450,553
Indosat Tbk PT(1)	1,322,500	694,660
Jasa Marga (Persero) Tbk PT	3,247,500	1,125,916
Kalbe Farma Tbk PT	52,943,300	6,118,411
Lippo Karawaci Tbk PT	26,506,000	1,441,403
Matahari Putra Prima Tbk PT	5,148,000	426,790
Mitra Keluarga Karyasehat Tbk PT	935,900	185,413
Pakuwon Jati Tbk PT	12,948,400	597,358
Pembangunan Perumahan Persero Tbk PT	4,793,002	1,189,597

Security	Shares	Value
Perusahaan Gas Negara Persero Tbk PT	20,779,500	$3,945,015
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	780,495
PP Properti Tbk PT	9,133,600	198,763
Semen Indonesia Persero Tbk PT	4,703,500	3,176,011
Sigmagold Inti Perkasa Tbk PT(1)	27,503,000	138,176
Siloam International Hospitals Tbk PT(1)	217,400	228,401
Summarecon Agung Tbk PT	3,982,700	400,513
Surya Semesta Internusa Tbk PT	3,178,000	156,202
Tambang Batubara Bukit Asam Tbk PT	2,159,900	2,139,312
Telekomunikasi Indonesia Persero Tbk PT	39,828,600	12,380,515
Unilever Indonesia Tbk PT	918,500	2,986,386
United Tractors Tbk PT	3,148,000	6,266,175
Vale Indonesia Tbk PT(1)	4,748,000	852,066
Waskita Karya Persero Tbk PT	1,713,400	304,677
Wijaya Karya Persero Tbk PT	6,352,000	1,148,990

		$94,925,830

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	41,512	$1,408,911
Alia The Royal Jordanian Airlines PLC(1)	115,334	68,309
Arab Bank PLC	1,092,510	10,527,493
Arab Potash Co. PLC	67,492	1,703,147
Bank of Jordan	255,974	1,017,441
Cairo Amman Bank	205,544	544,649
Capital Bank of Jordan(1)	470,740	571,389
Jordan Ahli Bank	271,280	486,106
Jordan Islamic Bank	216,828	1,318,641
Jordan Petroleum Refinery	591,748	2,931,066
Jordan Phosphate Mines(1)	83,990	287,581
Jordan Steel(1)	269,400	201,293
Jordan Telecommunications Co.	245,934	800,141
Jordanian Electric Power Co.	445,146	1,430,488
Union Investment Corp. PLC(1)	154,400	328,148

		$23,624,803

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(5)	65,594	$472,933
Halyk Savings Bank of Kazakhstan JSC GDR(1)(5)	716,100	5,155,016
KAZ Minerals PLC(1)	1,642,218	9,354,611
Kazkommertsbank JSC GDR(1)(5)	284,200	346,148
KazMunaiGas Exploration Production GDR(1)(5)	75,786	757,860
KazMunaiGas Exploration Production GDR(1)(5)	632,226	6,300,100
Kcell JSC GDR(5)	544,503	1,965,730
Nostrum Oil & Gas PLC(1)	390,353	2,368,524

		$26,720,922

Kenya — 0.8%
ARM Cement, Ltd.(1)	1,677,000	$321,589
Bamburi Cement Co., Ltd.	460,041	736,019
Barclays Bank of Kenya, Ltd.	9,673,120	742,465
British American Tobacco Kenya, Ltd.	26,700	220,314
Centum Investment Co., Ltd.	1,534,080	520,529
Co-operative Bank of Kenya, Ltd. (The)	7,353,160	998,354
Diamond Trust Bank Kenya, Ltd.	741,600	885,217
East African Breweries, Ltd.	2,438,440	5,393,512

Security	Shares	Value
Equity Group Holdings, Ltd.	9,682,400	$3,098,236
KCB Group, Ltd.	8,717,560	2,898,135
KenolKobil, Ltd.	3,645,800	413,811
Kenya Airways, Ltd.(1)	2,398,400	139,623
Kenya Electricity Generating Co., Ltd.(1)	1,875,100	119,225
Kenya Power & Lighting, Ltd.	5,995,293	374,731
Nation Media Group, Ltd.	442,376	414,067
NIC Bank, Ltd.	852,975	222,992
Safaricom, Ltd.	36,720,800	6,519,130
Standard Chartered Bank Kenya, Ltd.	367,578	755,921

		$24,773,870

Kuwait — 1.3%
Abyaar Real Estate Development Co. KSC(1)	1,440,000	$132,187
Agility Public Warehousing Co. KSC	1,807,548	3,675,539
Ahli United Bank	306,691	462,345
Al Ahli Bank of Kuwait KSCP	122,180	122,127
Al-Mazaya Holding Co.	551,200	217,081
Boubyan Petrochemicals Co.	2,067,187	3,860,943
Burgan Bank SAK	921,028	997,250
Combined Group Contracting Co. KSC	151,423	253,398
Commercial Bank of Kuwait KSCP	994,227	1,399,770
Commercial Real Estate Co. KSCC	2,487,729	636,084
Gulf Bank	1,477,708	1,191,260
Gulf Cable & Electrical Industries Co. KSCP(1)	165,000	254,412
Gulf National Holding Co.(1)(3)	681,313	0
Kuwait Finance House KSCP	3,198,520	5,553,637
Kuwait International Bank	818,000	638,311
Kuwait Portland Cement Co. KSC	212,231	688,745
Kuwait Projects Co. Holdings KSC	964,872	1,563,159
Kuwait Real Estate Co. KSC(1)	1,720,000	370,753
Mabanee Co. SAKC	1,009,315	2,779,303
Mobile Telecommunications Co.	4,387,600	6,543,120
National Bank of Kuwait SAK	3,002,617	6,482,601
National Industries Group Holding SAK	3,619,875	1,538,494
National Investment Co.(1)	645,000	233,075
National Real Estate Co. KPSC(1)	692,594	231,762
Qurain Petrochemical Industries Co. KSC	1,460,000	1,628,853
Sultan Center Food Products Co.(1)	2,160,000	474,053

		$41,928,262

Latvia — 0.0%(2)
Grindeks(1)	12,000	$62,456
Latvian Shipping Co.(1)	96,000	48,214

		$110,670

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,638,168
Byblos Bank	838,110	1,451,905
Solidere, Class A	284,881	2,557,766
Solidere, Class B	5,696	49,308

		$5,697,147

Lithuania — 0.1%
Apranga PVA	363,680	$1,028,477

Security	Shares	Value
Energijos Skirstymo Operatorius AB	370,141	$364,592
Klaipedos Nafta AB	1,576,663	757,214
Panevezio Statybos Trestas	323,592	328,160
Pieno Zvaigzdes	94,000	143,479
Rokiskio Suris	177,000	350,000
Siauliu Bankas	1,239,550	685,949

		$3,657,871

Malaysia — 2.9%
Aeon Co. (M) Bhd	1,017,000	$542,090
Affin Holdings Bhd	236,000	153,581
Alliance Financial Group Bhd	330,800	304,908
AMMB Holdings Bhd	276,900	290,999
Astro Malaysia Holdings Bhd	599,200	370,869
Axiata Group Bhd	2,471,675	2,825,903
Batu Kawan Bhd	100,300	439,161
Berjaya Corp. Bhd(1)	2,573,043	220,756
Berjaya Sports Toto Bhd	468,894	308,394
Boustead Holdings Bhd	577,500	361,405
British American Tobacco Malaysia Bhd	109,600	1,128,796
Bumi Armada Bhd(1)	7,146,500	1,211,339
Bursa Malaysia Bhd	224,600	496,238
Capitaland Malaysia Mall Trust	1,763,200	649,425
CIMB Group Holdings Bhd	1,113,066	1,400,872
Datasonic Group Bhd	1,594,400	454,094
Dialog Group Bhd	2,846,250	1,138,220
Digi.com Bhd	1,971,300	2,284,590
Eco World Development Group Bhd(1)	738,100	261,939
Felda Global Ventures Holdings Bhd	1,136,300	536,586
Fraser & Neave Holdings Bhd	45,500	253,701
Gamuda Bhd	1,487,900	1,741,950
Genting Bhd	1,560,000	3,381,351
Genting Malaysia Bhd	2,380,000	2,930,522
Genting Plantations Bhd	261,000	688,892
Globetronics Technology Bhd	359,900	419,644
Hartalega Holdings Bhd	829,400	929,006
Hong Leong Bank Bhd	167,700	521,509
Hong Leong Financial Group Bhd	136,200	488,574
IGB Real Estate Investment Trust	1,938,000	740,129
IHH Healthcare Bhd	3,346,700	4,536,905
IJM Corp. Bhd	1,497,540	1,150,528
Inari Amertron Bhd	2,452,500	1,130,541
IOI Corp. Bhd	2,220,568	2,332,069
IOI Properties Group Bhd	2,239,484	1,047,317
KLCCP Stapled Group	515,300	922,775
KNM Group Bhd(1)	7,927,875	537,487
Kossan Rubber Industries	458,100	644,933
KPJ Healthcare Bhd	403,200	368,999
Kuala Lumpur Kepong Bhd	270,750	1,509,360
Lafarge Malaysia Bhd	895,660	1,355,624
Landmarks Bhd(1)	576,800	108,758
LBS Bina Group Bhd	824,700	378,497
Magnum Bhd	617,940	297,396
Mah Sing Group Bhd	1,024,700	335,657

Security	Shares	Value
Malakoff Corp. Bhd	749,800	$205,038
Malayan Banking Bhd	992,786	2,000,369
Malaysian Resources Corp. Bhd(1)	853,000	327,967
Maxis Bhd	1,255,300	1,826,393
Media Prima Bhd	567,300	147,455
MISC Bhd	314,240	519,465
MMC Corp. Bhd	662,000	372,313
Muhibbah Engineering (M) Bhd	1,581,000	968,206
My EG Services Bhd	8,886,600	3,713,822
Nestle Malaysia Bhd	27,000	484,336
Parkson Holdings Bhd(1)	749,278	109,216
Pavilion Real Estate Investment Trust	771,100	303,136
Petronas Chemicals Group Bhd	3,014,400	5,241,646
Petronas Dagangan Bhd	588,000	3,187,443
Petronas Gas Bhd	268,500	1,198,879
PPB Group Bhd	357,300	1,351,518
Press Metal Bhd	2,604,000	1,560,756
Public Bank Bhd	620,198	2,788,090
QL Resources Bhd	260,900	268,789
RHB Bank Bhd	404,959	473,061
Sapura Energy Bhd(1)	7,478,652	3,075,949
Silverlake Axis, Ltd.	1,586,300	646,559
Sime Darby Bhd	1,019,709	2,136,840
Sona Petroleum Bhd(1)(3)	1,449,600	0
SP Setia Bhd	2,194,200	1,761,644
Sunway Bhd	578,440	424,390
Sunway REIT	2,043,200	794,353
Supermax Corp. Bhd	1,466,700	659,959
Ta Ann Holdings Bhd	427,078	360,005
Tan Chong Motor Holdings Bhd	219,000	90,060
Telekom Malaysia Bhd	1,280,400	1,857,737
Tenaga Nasional Bhd	1,724,331	5,343,786
Top Glove Corp. Bhd	857,800	953,965
UEM Sunrise Bhd	2,038,500	584,775
UMW Holdings Bhd(1)	549,600	745,071
UMW Oil & Gas Corp. Bhd(1)	2,615,100	363,393
Unisem (M) Bhd	3,101,700	2,201,451
UOA Development Bhd	377,700	230,087
VS Industry Bhd	680,700	266,095
Wah Seong Corp. Bhd	697,402	137,949
YTL Corp. Bhd	2,626,518	884,187
YTL Power International Bhd	2,327,963	799,578

		$95,498,020

Mauritius — 0.7%
Alteo, Ltd.	352,391	$304,969
Ciel Textile, Ltd.	165,621	203,581
CIEL, Ltd.	7,066,026	1,342,972
CIM Financial Services, Ltd.	2,422,985	563,545
ENL Land, Ltd.	484,800	589,700
IBL, Ltd.	309,981	348,712
LUX Island Resorts, Ltd.	991,531	1,610,354
MCB Group, Ltd.	1,610,006	10,208,093
New Mauritius Hotels, Ltd.(1)	4,534,304	2,701,131
Phoenix Beverages, Ltd.	8,471	100,994

Security	Shares	Value
Rogers & Co., Ltd.	608,300	$471,100
SBM Holdings, Ltd.	15,887,517	3,201,162
Sun, Ltd., Class A(1)	87,613	99,417
Terra Mauricia, Ltd.	1,002,180	853,123
United Basalt Products, Ltd.	187,150	544,167

		$23,143,020

Mexico — 6.2%
Alfa SAB de CV, Series A	5,949,820	$8,691,668
Alpek SAB de CV	210,700	234,083
Alsea SAB de CV	1,605,700	5,364,555
America Movil SAB de CV, Series L	48,525,790	34,446,060
Arca Continental SAB de CV	288,500	2,003,231
Bolsa Mexicana de Valores SAB de CV	915,200	1,520,262
Cemex SAB de CV, Series CPO(1)	14,049,729	12,727,285
Coca-Cola Femsa SAB de CV, Series L	286,300	2,051,570
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	507,876
El Puerto de Liverpool SAB de CV	262,181	2,047,063
Empresas ICA SAB de CV(1)	2,075,736	206,218
Fibra Uno Administracion SA de CV	1,735,300	2,966,895
Fomento Economico Mexicano SAB de CV, Series UBD	1,289,700	11,451,601
Genomma Lab Internacional SAB de CV(1)	2,311,200	2,740,517
Gentera SAB de CV	2,673,100	4,414,654
Gruma SAB de CV, Class B	98,200	1,387,643
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	778,900
Grupo Aeroportuario del Pacifico SAB de CV, Class B	476,800	4,630,414
Grupo Aeroportuario del Sureste SAB de CV, Class B	297,709	5,157,761
Grupo Bimbo SAB de CV, Series A	1,495,508	3,718,351
Grupo Carso SAB de CV, Series A1	1,023,400	4,689,473
Grupo Comercial Chedraui SA de CV	208,900	450,219
Grupo Elektra SAB de CV	140,026	3,310,035
Grupo Financiero Banorte SAB de CV, Class O	2,252,300	12,961,199
Grupo Financiero Inbursa SAB de CV, Class O	3,477,016	5,757,187
Grupo Financiero Santander Mexico SAB de CV	652,200	1,176,745
Grupo Mexico SAB de CV, Series B	4,413,035	13,239,871
Grupo Sanborns SAB de CV	223,900	263,099
Grupo Televisa SAB, Series CPO	4,213,471	21,829,998
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,908,902
Industrias CH SAB de CV, Series B(1)	194,112	1,149,809
Industrias Penoles SAB de CV	137,229	3,533,002
Infraestructura Energetica Nova SAB de CV	250,400	1,196,345
Kimberly-Clark de Mexico SAB de CV, Class A	944,910	2,051,601
Megacable Holdings SAB de CV	40,500	157,914
Mexichem SAB de CV	1,515,367	4,127,098
Minera Frisco SAB de CV(1)	873,200	580,664
Nemak SAB de CV(4)	325,400	361,338
OHL Mexico SAB de CV	366,100	517,406
Organizacion Soriana SAB de CV, Class B(1)	166,700	391,324
Promotora y Operadora de Infraestructura SAB de CV(1)	416,700	4,499,018
Telesites SAB de CV(1)	2,436,230	1,581,017
Ternium SA ADR	70,322	1,836,811
TV Azteca SAB de CV, Series CPO	1,018,565	190,958
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	7,059,915

		$201,867,555

Security	Shares	Value
Morocco — 0.7%
Attijariwafa Bank	81,912	$3,259,497
Banque Centrale Populaire	74,120	1,943,809
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,030	192,477
BMCE Bank	66,776	1,328,025
Cosumar	32,908	1,178,980
Delta Holding SA	35,000	95,723
Douja Promotion Groupe Addoha SA	372,601	1,595,046
Label Vie	5,348	710,445
LafargeHolcim Maroc SA	18,125	3,896,433
Lesieur Cristal	38,360	534,772
Managem SA	7,900	872,713
Maroc Telecom	358,271	4,894,998
Samir(1)(3)	19,247	0
Societe d’Exploitation des Ports(1)	28,600	378,017
Sonasid(1)	5,872	238,392
Taqa Morocco	26,192	2,019,272
Wafa Assurance	716	330,451

		$23,469,050

Nigeria — 0.3%
Access Bank PLC	14,469,911	$297,351
Ashaka Cem PLC	105	3
Dangote Cement PLC	2,191,891	1,179,478
Dangote Sugar Refinery PLC	4,385,654	93,398
Diamond Bank PLC(1)	12,314,600	34,345
Ecobank Transnational, Inc.	12,099,560	344,030
FBN Holdings PLC	27,727,599	276,217
FCMB Group PLC	21,258,724	84,082
Fidelity Bank PLC	15,112,844	39,007
Flour Mills of Nigeria PLC	1,874,895	110,189
Forte Oil PLC	2,086,402	314,278
Guaranty Trust Bank PLC	20,343,994	1,652,087
Guiness Nigeria PLC	856,034	169,298
Lafarge Africa PLC	3,897,771	546,220
Lekoil, Ltd.(1)	1,110,205	323,871
Nestle Nigeria PLC	388,412	952,172
Nigerian Breweries PLC	4,077,383	1,691,560
Oando PLC(1)	14,592,401	238,151
PZ Cussons Nigeria PLC	950,083	42,888
SEPLAT Petroleum Development Co. PLC(4)	728,540	683,641
Skye Bank PLC(1)	17,576,580	28,827
Stanbic IBTC Holdings PLC	1,857,245	107,857
Transnational Corp. of Nigeria PLC(1)	22,334,373	51,811
UAC of Nigeria PLC	4,061,181	181,239
Unilever Nigeria PLC	2,074,728	237,539
United Bank for Africa PLC	25,390,531	479,430
Zenith Bank PLC	21,731,635	998,144

		$11,157,113

Oman — 0.7%
Al Anwar Ceramic Tiles Co.	166,191	$65,319
Al Maha Petroleum Products Marketing Co., LLC	36,500	136,575
Bank Dhofar SAOG	1,976,068	1,139,093
Bank Muscat SAOG	3,135,038	3,125,747

Security	Shares	Value
Bank Sohar SAOG	4,346,210	$1,691,759
Dhofar International Development & Investment Holding SAOG(1)	316,407	254,725
Galfar Engineering & Contracting SAOG(1)	1,569,283	338,089
HSBC Bank Oman SAOG	2,331,977	762,556
National Bank of Oman SAOG	2,668,462	1,552,158
Oman Cables Industry SAOG	112,400	480,250
Oman Cement Co. SAOG	956,735	1,215,381
Oman Flour Mills Co. SAOG	543,700	1,203,444
Oman Telecommunications Co. SAOG	1,247,060	4,616,111
Omani Qatari Telecommunications Co. SAOG	671,100	934,481
Ominvest	1,531,268	2,178,076
Raysut Cement Co. SAOG	523,326	1,835,055
Renaissance Services SAOG(1)	1,561,017	898,639
Sembcorp Salalah Power & Water Co.	414,000	263,546
Shell Oman Marketing Co. SAOG	66,100	323,617

		$23,014,621

Pakistan — 1.3%
Adamjee Insurance Co., Ltd.	549,644	$397,179
Attock Petroleum, Ltd.	103,400	626,301
Bank Alfalah, Ltd.	1,609,394	553,570
Bank of Punjab, (The)(1)	2,431,500	332,592
Cherat Cement Co., Ltd.	236,000	430,946
D.G. Khan Cement Co., Ltd.	528,320	1,170,099
Engro Corp., Ltd.	443,116	1,552,532
Engro Fertilizers, Ltd.	706,500	421,624
Engro Foods, Ltd.	467,100	722,410
Fatima Fertilizer Co., Ltd.	952,500	351,283
Fauji Cement Co., Ltd.	1,338,000	544,740
Fauji Fertilizer Bin Qasim, Ltd.	841,000	419,600
Fauji Fertilizer Co., Ltd.	1,196,614	1,185,978
Ferozsons Laboratories, Ltd.	32,400	174,311
Habib Bank, Ltd.	1,179,133	3,036,475
Hub Power Co., Ltd.	3,353,400	4,191,337
K-Electric, Ltd.(1)	10,456,000	812,594
Kot Addu Power Co., Ltd.	1,728,500	1,324,811
Lucky Cement, Ltd.	329,700	2,625,495
Maple Leaf Cement Factory, Ltd.	362,000	428,181
MCB Bank, Ltd.	1,447,325	3,147,759
Millat Tractors, Ltd.	80,629	1,012,668
National Bank of Pakistan	1,144,026	812,910
Nishat Mills, Ltd.	2,017,480	3,184,430
Oil & Gas Development Co., Ltd.	1,195,300	1,695,180
Pak Elektron, Ltd.	1,144,000	1,008,671
Pak Suzuki Motor Co., Ltd.	121,600	718,032
Pakistan Oilfields, Ltd.	215,100	922,634
Pakistan Petroleum, Ltd.	941,502	1,392,150
Pakistan State Oil Co., Ltd.	384,947	1,549,710
Pakistan Telecommunication Co., Ltd.	2,767,500	427,625
Pioneer Cement, Ltd.	233,500	318,353
Searle Co., Ltd. (The)	586,881	3,538,522
SUI Southern Gas Co., Ltd.(1)	2,055,152	724,216
TRG Pakistan(1)	2,295,587	1,147,814

Security	Shares	Value
United Bank, Ltd.	370,425	$812,876

		$43,715,608

Panama — 0.3%
Copa Holdings SA, Class A	90,208	$10,125,848

		$10,125,848

Peru — 1.4%
Alicorp SAA	3,179,356	$7,536,106
Banco Continental SA	518,831	699,547
Cementos Pacasmayo SAA	174,644	392,458
Cia de Minas Buenaventura SA ADR	280,456	3,376,690
Cia Minera Milpo SA	815,683	979,272
Credicorp, Ltd.	78,696	12,851,057
Enel Generacion Peru SAA	2,930,732	2,147,189
Ferreycorp SAA	4,175,192	2,621,946
Fossal SAA(1)	44,331	5,459
Grana y Montero SAA	1,585,913	1,025,217
Intercorp Financial Services, Inc.	54,000	1,782,000
Luz del Sur SAA	108,968	377,371
Minsur SA(1)	1,034,898	434,858
Refineria La Pampilla SA Relapasa(1)	681,460	49,298
Sociedad Minera Cerro Verde SAA(1)	35,235	757,552
Southern Copper Corp.	268,455	9,634,850
Union Andina de Cementos SAA	278,400	222,823

		$44,893,693

Philippines — 2.7%
Aboitiz Equity Ventures, Inc.	2,284,250	$3,388,728
Aboitiz Power Corp.	3,401,900	2,829,281
Alliance Global Group, Inc.	2,897,300	732,039
Ayala Corp.	201,738	3,396,988
Ayala Land, Inc.	4,584,708	3,018,823
Ayala Land, Inc., PFC Shares(1)(3)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,605,024
BDO Unibank, Inc.	1,400,019	3,281,353
Bloomberry Resorts Corp.(1)	14,372,500	2,276,651
CEMEX Holdings Philippines, Inc.(1)(4)	3,723,800	521,707
Century Pacific Food, Inc.	1,007,500	339,286
Cosco Capital, Inc.	1,868,100	315,638
D&L Industries, Inc.	4,542,000	1,151,328
DMCI Holdings, Inc.	2,556,500	580,694
Emperador, Inc.	3,420,000	411,655
Energy Development Corp.	14,742,350	1,767,946
Filinvest Land, Inc.	16,105,546	525,826
First Gen Corp.	2,648,860	1,105,923
First Philippine Holdings Corp.	403,650	577,534
Global Ferronickel Holdings, Inc.(1)	7,230,000	412,138
Globe Telecom, Inc.	68,575	2,776,871
GMA Holdings, Inc. PDR	1,242,100	149,489
GT Capital Holdings, Inc.	54,000	1,231,870
International Container Terminal Services, Inc.	551,900	988,155
JG Summit Holdings, Inc.	2,048,150	3,320,907
Jollibee Foods Corp.	1,132,220	4,455,213
Lopez Holdings Corp.	8,390,900	1,289,038

Security	Shares	Value
LT Group, Inc.	1,987,400	$634,519
Manila Electric Co.	464,684	2,537,884
Manila Water Co.	1,474,000	904,585
Megaworld Corp.	10,700,000	720,528
Melco Crown Philippines Resorts Corp.(1)	10,101,200	1,344,528
Metro Pacific Investments Corp.	10,567,300	1,267,437
Metro Retail Stores Group, Inc.	1,991,000	142,849
Metropolitan Bank & Trust Co.	804,523	1,282,072
Nickel Asia Corp.	9,129,938	1,106,532
Petron Corp.	2,395,000	424,783
Philex Mining Corp.	3,645,900	609,107
PLDT, Inc.	203,575	6,676,291
Puregold Price Club, Inc.	1,964,200	1,710,855
Robinsons Land Corp.	1,290,000	590,910
Robinsons Retail Holdings, Inc.	1,077,190	1,652,411
San Miguel Corp.	484,300	1,003,731
Security Bank Corp.	248,900	1,001,887
Semirara Mining & Power Corp.	979,830	2,881,730
SM Investments Corp.	354,720	4,926,131
SM Prime Holdings, Inc.	9,291,350	5,239,451
SSI Group, Inc.(1)	2,093,000	89,271
Travellers International Hotel Group, Inc.	3,644,200	232,400
Universal Robina Corp.	1,964,140	6,400,023
Vista Land & Lifescapes, Inc.	6,128,000	620,284
Xurpas, Inc.	833,800	166,840

		$87,617,144

Poland — 3.2%
Agora SA	64,445	$238,158
Alior Bank SA(1)	98,462	1,774,071
AmRest Holdings SE(1)	30,208	2,642,826
Asseco Poland SA	309,112	4,231,245
Bank Handlowy w Warszawie SA	44,485	859,258
Bank Millennium SA(1)	697,490	1,133,840
Bank Pekao SA	150,085	4,996,023
Bank Zachodni WBK SA	19,704	1,700,161
Boryszew SA(1)	350,000	987,562
Budimex SA	50,276	3,103,427
CCC SA	45,300	2,716,643
CD Projekt SA(1)	49,801	931,360
Ciech SA	40,900	824,713
Cyfrowy Polsat SA(1)	709,480	4,326,518
Enea SA(1)	145,490	414,668
Energa SA	389,300	1,042,931
Eurocash SA	288,203	2,318,561
Getin Noble Bank SA(1)	530,473	262,040
Globe Trade Centre SA(1)	183,554	388,629
Grupa Azoty SA	31,054	540,618
Grupa Kety SA	1,241	123,865
Grupa Lotos SA(1)	176,940	2,439,726
ING Bank Slaski SA	15,900	689,621
Jastrzebska Spolka Weglowa SA(1)	174,769	2,765,807
KGHM Polska Miedz SA	297,964	8,693,566
KRUK SA	21,183	1,284,650
LPP SA	2,402	4,113,598

Security	Shares	Value
Lubelski Wegiel Bogdanka SA(1)	10,688	$205,246
mBank SA(1)	24,950	2,349,017
Medicalgorithmics SA	1,784	139,723
Netia SA	610,010	701,120
Orange Polska SA	2,339,445	2,729,124
Orbis SA	138,180	2,856,570
PGE SA	2,425,400	6,966,403
PKP Cargo SA(1)	5,094	83,440
Polski Koncern Naftowy ORLEN SA	502,664	12,678,193
Polskie Gornictwo Naftowe i Gazownictwo SA	2,342,566	3,495,372
Powszechna Kasa Oszczednosci Bank Polski SA(1)	968,082	7,824,613
Powszechny Zaklad Ubezpieczen SA	691,000	6,059,718
Synthos SA	418,000	552,986
Tauron Polska Energia SA(1)	3,658,454	3,125,943

		$105,311,553

Qatar — 1.4%
Al Meera Consumer Goods Co.	16,300	$752,280
Barwa Real Estate Co.	221,937	2,176,073
Commercial Bank QSC (The)	40,659	379,382
Doha Bank QSC	79,773	688,271
Gulf International Services QSC	169,144	1,311,038
Industries Qatar	204,177	6,192,268
Masraf Al Rayan QSC	348,259	4,029,962
Mazaya Qatar Real Estate Development QSC(1)	60,314	239,019
Medicare Group	23,582	620,518
Ooredoo QSC	164,595	4,370,018
Qatar Electricity & Water Co. QSC	60,880	3,678,622
Qatar Gas Transport Co., Ltd.	551,991	3,224,066
Qatar Insurance Co.	92,407	1,781,505
Qatar International Islamic Bank	32,210	605,770
Qatar Islamic Bank	69,898	1,964,079
Qatar National Bank QPSC	180,557	7,244,153
Qatar National Cement Co. QSC	32,334	697,855
Qatar Navigation QSC	55,051	1,155,640
Qatari Investors Group	63,900	1,073,845
United Development Co. QSC	395,852	2,142,499
Vodafone Qatar QSC(1)	694,900	1,781,577

		$46,108,440

Romania — 0.8%
Antibiotice SA	1,843,129	$240,598
Banca Transilvania SA	18,039,206	11,234,909
BRD-Groupe Societe Generale SA	1,198,197	3,452,049
OMV Petrom SA(1)	50,671,803	3,593,333
Societatea Energetica Electrica SA	487,300	1,642,342
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	2,443,082
Societatea Nationala Nuclearelectrica SA	322,130	505,774
Transelectrica SA	247,700	1,916,279
Transgaz SA Medias	14,233	1,263,608

		$26,291,974

Russia — 6.0%
Aeroflot PJSC(1)	1,003,630	$3,014,842
Alrosa PJSC	2,299,700	3,721,709

Security	Shares	Value
Etalon Group, Ltd. GDR(5)	54,201	$204,880
Evraz PLC(1)	568,676	1,541,937
Federal Grid Co. Unified Energy System PJSC	1,439,720,600	4,603,243
Gazprom PJSC ADR	531,296	2,388,176
Gazprom PJSC ADR	3,284,375	14,703,441
Global Ports Investments PLC GDR(1)(5)	23,200	88,371
Globaltrans Investment PLC GDR(5)	92,564	666,461
Globaltrans Investment PLC GDR(5)	143,453	1,028,361
Inter RAO UES PJSC	19,387,000	1,370,262
Lenta, Ltd. GDR(1)(5)	47,100	320,280
Lenta, Ltd. GDR(1)(5)	206,121	1,405,816
LSR Group PJSC GDR	27,933	102,514
Lukoil PJSC ADR	236,140	12,517,805
Lukoil PJSC ADR	38,757	2,056,446
Magnit PJSC	103,968	17,142,669
Magnitogorsk Iron & Steel OJSC	833,400	544,222
Mail.ru Group, Ltd. GDR(1)(5)	261,010	5,766,579
MegaFon PJSC GDR(5)	37,500	439,125
MegaFon PJSC GDR(5)	118,415	1,386,694
MMC Norilsk Nickel PJSC ADR	645,862	10,138,086
Mobile TeleSystems PJSC	2,364,243	11,509,037
Moscow Exchange MICEX-RTS PJSC	1,294,850	2,586,705
Mosenergo PJSC	12,772,962	547,842
Novatek PJSC GDR(5)	1,900	236,550
Novatek PJSC GDR(5)	41,973	5,233,879
Novolipetsk Steel PJSC GDR	118,024	2,345,906
PhosAgro PJSC GDR(5)	77,473	1,125,548
PIK Group PJSC(1)	113,450	594,055
PIK Group PJSC GDR(1)(5)	26,312	129,220
Polymetal International PLC	300,059	3,722,751
QIWI PLC ADR	134,500	2,306,675
Rosneft Oil Co. PJSC GDR(5)	738,057	4,204,537
Rosseti PJSC	139,187,873	2,321,486
Rostelecom PJSC	485,738	664,185
Rostelecom PJSC ADR	31,284	256,685
RusHydro PJSC	248,486,952	4,131,906
Sberbank of Russia PJSC	7,137,770	20,253,294
Severstal PJSC GDR(5)	219,504	3,159,383
Sistema PJSC FC	5,451,300	2,160,774
Sistema PJSC FC GDR(5)	166,806	1,492,812
Surgutneftegas OJSC ADR	643,884	3,303,816
Surgutneftegas OJSC, PFC Shares	4,613,317	2,637,581
Surgutneftegas OJSC ADR, PFC Shares	73,700	412,720
Tatneft PJSC ADR	152,995	5,633,339
Tatneft PJSC ADR	13,900	521,111
Transneft PJSC, PFC Shares	1,025	3,118,622
Unipro PJSC	7,589,000	361,625
Veon, Ltd. ADR	849,030	3,464,042
VTB Bank PJSC	1,899,530,000	2,224,824
VTB Bank PJSC GDR(5)	486,602	1,115,442
X5 Retail Group NV GDR(1)(5)	226,978	7,637,298
Yandex NV, Class A(1)	450,500	9,879,465

		$194,445,034

Security	Shares	Value
Slovenia — 0.7%
Cinkarna Celje DD	5,206	$1,025,439
Gorenje DD(1)	120,554	899,822
KRKA DD	158,974	8,843,139
Luka Koper	34,436	1,065,264
Petrol	15,934	5,711,903
Sava Reinsurance Co.	64,657	1,117,816
Telekom Slovenije DD	27,595	2,555,186
Zavarovalnica Triglav DD	70,194	1,947,233

		$23,165,802

South Africa — 5.6%
AECI, Ltd.	108,017	$928,289
African Phoenix Investments, Ltd.	959,888	41,497
African Rainbow Minerals, Ltd.	33,300	235,409
Anglo American Platinum, Ltd.(1)	15,100	343,996
AngloGold Ashanti, Ltd.	70,634	754,792
AngloGold Ashanti, Ltd. ADR	79,199	852,973
Aspen Pharmacare Holdings, Ltd.	301,772	6,174,055
Assore, Ltd.	24,358	443,867
Astral Foods, Ltd.	26,100	304,745
Aveng, Ltd.(1)	697,596	365,549
AVI, Ltd.	228,000	1,679,586
Barclays Africa Group, Ltd.	203,773	2,119,129
Barloworld, Ltd.	463,800	4,120,471
Bid Corp., Ltd.	455,103	8,778,748
Bidvest Group, Ltd. (The)	455,103	5,216,401
Clicks Group, Ltd.	218,200	2,078,686
DataTec, Ltd.	305,900	1,180,862
Discovery, Ltd.	221,254	2,123,913
Exxaro Resources, Ltd.	92,500	812,451
FirstRand, Ltd.	956,285	3,308,822
Foschini Group, Ltd. (The)	104,323	1,200,607
Gold Fields, Ltd.	255,380	889,903
Grindrod, Ltd.(1)	350,600	373,429
Growthpoint Properties, Ltd.	942,500	1,816,800
Harmony Gold Mining Co., Ltd.	38,100	92,527
Hosken Consolidated Investments, Ltd.	33,700	356,735
Hyprop Investments, Ltd.	65,400	597,368
Impala Platinum Holdings, Ltd.(1)	133,586	450,630
Imperial Holdings, Ltd.	130,900	1,604,032
Investec, Ltd.	156,600	1,066,703
JSE, Ltd.	45,700	439,162
Kumba Iron Ore, Ltd.(1)	22,200	335,022
Lewis Group, Ltd.	39,800	122,558
Liberty Holdings, Ltd.	67,700	544,520
Life Healthcare Group Holdings, Ltd.	709,548	1,529,485
Massmart Holdings, Ltd.	48,804	494,759
MMI Holdings, Ltd.	554,133	942,697
Mondi, Ltd.	134,531	3,208,900
Montauk Holdings, Ltd.(1)	40,451	63,508
Mr Price Group, Ltd.	188,400	2,242,563
MTN Group, Ltd.	2,099,580	19,082,402
Murray & Roberts Holdings, Ltd.	689,700	792,411

Security	Shares	Value
Nampak, Ltd.(1)	677,282	$859,047
Naspers, Ltd., Class N	125,876	21,689,979
Nedbank Group, Ltd.	141,600	2,544,289
Netcare, Ltd.	659,100	1,257,493
Northam Platinum, Ltd.(1)	298,659	1,145,326
Pick’n Pay Stores, Ltd.	213,731	1,059,948
Rand Merchant Investment Holdings, Ltd.	449,000	1,381,260
Redefine Properties, Ltd.	1,959,096	1,606,102
Remgro, Ltd.	237,905	3,650,170
Reunert, Ltd.	401,800	2,156,200
RMB Holdings, Ltd.	520,200	2,270,477
Sanlam, Ltd.	883,390	4,432,622
Santam, Ltd.	27,610	523,052
Sappi, Ltd.	593,587	4,021,051
Sasol, Ltd.	446,059	13,075,629
Shoprite Holdings, Ltd.	419,647	6,069,271
Sibanye Gold, Ltd.	1,052,080	2,271,476
SPAR Group, Ltd. (The)	79,260	1,028,290
Standard Bank Group, Ltd.	605,849	6,496,835
Steinhoff International Holdings NV	1,020,600	4,920,681
Sun International, Ltd.	33,860	191,999
Telkom SA SOC, Ltd.	333,000	1,863,373
Tiger Brands, Ltd.	207,487	6,190,362
Tongaat Hulett, Ltd.	25,322	231,735
Truworths International, Ltd.	299,341	1,932,100
Vodacom Group, Ltd.	444,200	5,028,220
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,338,682
Woolworths Holdings, Ltd.	355,542	1,854,525

		$181,201,156

South Korea — 5.7%
AMOREPACIFIC Corp.	10,613	$2,664,105
AMOREPACIFIC Group	19,571	2,092,146
BNK Financial Group, Inc.	55,807	457,861
Bukwang Pharmaceutical Co., Ltd.	33,651	642,562
Cell Biotech Co., Ltd.	7,242	222,837
Celltrion, Inc.(1)	42,489	3,422,829
Chabiotech Co., Ltd.(1)	115,772	1,372,222
Cheil Worldwide, Inc.	38,050	646,634
CJ CheilJedang Corp.	3,500	1,104,817
CJ Corp.	7,083	1,102,015
CJ Korea Express Corp.(1)	4,378	651,988
CJ O Shopping Co., Ltd.	1,122	210,168
Coway Co., Ltd.	15,560	1,339,595
Daelim Industrial Co., Ltd.	6,870	497,104
Daesang Corp.	29,700	640,170
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	389,577
Daewoo Industrial Development Co., Ltd.(1)	3,501	3,428
DGB Financial Group Co., Ltd.	64,880	628,975
Dong-A ST Co., Ltd.	2,658	223,226
Dongbu Insurance Co., Ltd.	9,442	540,484
Doosan Corp.	4,600	389,881
E-MART, Inc.	8,311	1,527,896
Green Cross Corp.	2,863	405,722

Security	Shares	Value
GS Engineering & Construction Corp.(1)	35,833	$983,815
GS Holdings Corp.	47,154	2,493,376
Hana Financial Group, Inc.	64,225	2,119,297
Hanjin Kal Corp.(1)	8,977	157,407
Hanjin Transportation Co., Ltd.	10,500	240,875
Hankook Tire Co., Ltd.	27,617	1,346,880
Hanmi Pharmaceutical Co., Ltd.(1)	2,410	644,203
Hanmi Science Co., Ltd.(1)	24,427	1,275,273
Hanwha Chemical Corp.	65,820	1,554,817
Hanwha Corp.	27,900	895,779
Hotel Shilla Co., Ltd.	12,750	514,560
Hyosung Corp.	18,800	2,278,211
Hyundai Department Store Co., Ltd.	5,600	505,709
Hyundai Development Co. Engineering & Construction	26,580	966,901
Hyundai Engineering & Construction Co., Ltd.	26,794	1,187,018
Hyundai Glovis Co., Ltd.	11,450	1,505,842
Hyundai Heavy Industries Co., Ltd.(1)	2,393	352,965
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	449,145
Hyundai Mobis Co., Ltd.	12,626	2,716,068
Hyundai Motor Co.	33,990	4,790,269
Hyundai Motor Co., Second PFC Shares	3,773	349,346
Hyundai Steel Co.	49,615	2,598,170
Hyundai Wia Corp.	6,700	406,886
InBody Co., Ltd.	11,574	237,472
Industrial Bank of Korea	71,500	779,410
Kangwon Land, Inc.	36,658	1,253,012
KB Financial Group, Inc.	81,707	3,580,928
KB Financial Group, Inc. ADR(1)	7,488	329,247
KB Insurance Co., Ltd.	23,590	569,445
KCC Corp.	1,710	541,899
Kia Motors Corp.	64,887	2,150,528
KIWOOM Securities Co., Ltd.	8,011	583,322
Korea Electric Power Corp.	262,607	10,931,099
Korea Gas Corp.(1)	15,047	605,545
Korea Investment Holdings Co., Ltd.	10,700	450,941
Korea Zinc Co., Ltd.	5,700	2,203,675
Korean Air Lines Co., Ltd.(1)	18,577	524,334
Korean Reinsurance Co.	52,474	544,329
KT Corp.	87,949	2,510,455
KT&G Corp.	49,980	4,359,547
Kumho Petrochemical Co., Ltd.	4,900	345,283
LG Chem, Ltd.	23,459	6,168,268
LG Corp.	45,183	2,838,087
LG Display Co., Ltd.	33,200	899,065
LG Electronics, Inc.	9,019	547,900
LG Hausys, Ltd.	4,611	418,699
LG Household & Health Care, Ltd.	3,800	2,756,749
LG Uplus Corp.	278,220	3,560,758
Lotte Chemical Corp.	10,200	3,379,978
LOTTE Fine Chemical Co., Ltd.	10,800	373,553
Lotte Shopping Co., Ltd.	4,500	875,378
LS Corp.	7,030	403,684
LS Industrial Systems Co., Ltd.	4,500	190,264
Macrogen, Inc.(1)	13,950	362,351

Security	Shares	Value
Medy-Tox, Inc.	5,201	$2,153,284
Mirae Asset Daewoo Co., Ltd.	118,556	958,860
Naver Corp.	3,131	2,394,159
NCsoft Corp.	5,300	1,445,444
NH Investment & Securities Co., Ltd.	51,222	575,006
Nong Shim Co., Ltd.	1,100	294,182
OCI Co., Ltd.	1,020	77,307
ORION Corp.	1,200	719,610
Osstem Implant Co., Ltd.(1)	12,166	569,160
POSCO	23,524	6,109,792
Posco Daewoo Corp.	10,502	224,045
S-Oil Corp.	24,372	2,191,404
S1 Corp.	10,130	812,761
Samsung C&T Corp.	21,421	2,444,388
Samsung Card Co., Ltd.	10,660	373,888
Samsung Electro-Mechanics Co., Ltd.	16,480	1,024,654
Samsung Electronics Co., Ltd.	11,354	20,896,068
Samsung Fire & Marine Insurance Co., Ltd.	8,763	2,100,968
Samsung Heavy Industries Co., Ltd.(1)	9,500	95,215
Samsung Life Insurance Co., Ltd.	23,664	2,295,593
Samsung SDI Co., Ltd.	7,925	978,367
Samsung Securities Co., Ltd.	14,212	427,883
Seegene, Inc.(1)	19,291	567,692
Shinhan Financial Group Co., Ltd.	102,298	4,262,457
Shinsegae, Inc.	2,179	372,220
SK Chemicals Co., Ltd.	12,100	702,441
SK Holdings Co., Ltd.	6,366	1,386,536
SK Hynix, Inc.	58,370	2,636,398
SK Innovation Co., Ltd.	67,596	10,072,267
SK Telecom Co., Ltd.	33,743	7,624,239
SK Telecom Co., Ltd. ADR	19,826	499,219
ViroMed Co., Ltd.(1)	12,347	1,041,424
Woori Bank	20,809	241,739
Yuhan Corp.	7,108	1,414,821
Zyle Daewoo Motor Sales Corp.(1)	4,895	5,690

		$186,773,440

Sri Lanka — 0.7%
Access Engineering PLC	3,828,963	$599,326
Aitken Spence PLC	867,213	320,347
Ceylon Tobacco Co. PLC	81,408	466,078
Chevron Lubricants Lanka PLC	1,378,614	1,549,670
Commercial Bank of Ceylon PLC	3,143,059	2,726,362
DFCC Bank PLC	648,984	486,097
Dialog Axiata PLC	15,786,381	1,173,371
Hatton National Bank PLC	1,685,388	2,503,157
Hemas Holdings PLC	1,663,050	1,200,540
John Keells Holdings PLC	5,864,940	5,358,075
Melstacorp PLC	6,203,001	2,405,686
National Development Bank PLC	1,091,963	967,306
Nations Trust Bank PLC	934,186	454,283
Sampath Bank PLC	861,000	1,465,441
Teejay Lanka PLC	1,870,121	454,858

		$22,130,597

Security	Shares	Value
Taiwan — 6.3%
Acer, Inc.	948,490	$450,108
Advanced Semiconductor Engineering, Inc.	1,338,830	1,715,080
Advantech Co., Ltd.	205,428	1,719,694
Altek Corp.	206,437	164,733
Ambassador Hotel	221,000	171,155
AmTRAN Technology Co., Ltd.	376,765	274,517
Asia Cement Corp.	1,183,967	1,194,329
Asia Optical Co., Inc.(1)	187,913	321,366
Asustek Computer, Inc.	216,174	2,137,347
AU Optronics Corp.	3,013,925	1,174,028
AU Optronics Corp. ADR	33,754	128,940
Capital Securities Corp.	605,143	200,409
Catcher Technology Co., Ltd.	215,100	2,125,850
Cathay Financial Holding Co., Ltd.	2,145,019	3,442,955
Cathay Real Estate Development Co., Ltd.(1)	462,000	328,750
Chang Hwa Commercial Bank, Ltd.	1,976,453	1,204,556
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	3,680,479
Cheng Uei Precision Industry Co., Ltd.	149,516	193,632
Chicony Electronics Co., Ltd.	159,718	407,361
China Airlines, Ltd.	940,963	327,139
China Development Financial Holding Corp.	5,090,106	1,397,273
China Life Insurance Co., Ltd.	983,749	972,834
China Motor Corp.	1,026,930	941,020
China Petrochemical Development Corp.(1)	1,522,857	582,069
China Steel Corp.	6,433,886	5,364,755
Chipbond Technology Corp.	240,000	383,782
Chong Hong Construction Co., Ltd.	165,761	404,455
Chunghwa Telecom Co., Ltd.	2,476,909	8,411,283
Clevo Co.	206,579	191,982
Compal Electronics, Inc.	1,488,557	971,225
Coretronic Corp.	169,387	248,926
CTBC Financial Holding Co., Ltd.	6,143,273	3,795,591
Delta Electronics, Inc.	434,356	2,326,344
E.Sun Financial Holding Co., Ltd.	2,480,141	1,507,760
Elan Microelectronics Corp.	142,410	181,675
Epistar Corp.(1)	321,439	338,470
Eternal Materials Co., Ltd.	345,850	376,094
EVA Airways Corp.	1,768,426	938,288
Evergreen Marine Corp.(1)	1,171,314	548,166
Everlight Chemical Industrial Corp.	379,054	256,714
Everlight Electronics Co., Ltd.	103,212	165,319
Far Eastern Department Stores, Ltd.	1,496,944	796,739
Far Eastern International Bank	1,013,613	319,359
Far Eastern New Century Corp.	2,069,313	1,794,108
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,944,742
Faraday Technology Corp.	262,329	324,218
Feng Hsin Steel Co., Ltd.	172,000	293,661
FIH Mobile, Ltd.	1,168,000	455,418
First Financial Holding Co., Ltd.	3,478,351	2,120,763
Formosa Chemicals & Fibre Corp.	1,780,214	5,538,309
Formosa International Hotels Corp.	40,132	206,982
Formosa Petrochemical Corp.	985,153	3,441,170
Formosa Plastics Corp.	2,620,853	7,815,401

Security	Shares	Value
Formosa Taffeta Co., Ltd.	545,000	$582,028
Formosan Rubber Group, Inc.	405,000	226,202
Foxconn Technology Co., Ltd.	340,221	1,037,306
Fubon Financial Holding Co., Ltd.	1,538,833	2,509,907
Giant Manufacturing Co., Ltd.	228,093	1,349,838
Gintech Energy Corp.(1)	320,371	186,883
Goldsun Building Materials Co., Ltd.	617,053	171,615
Great Wall Enterprise Co., Ltd.	321,362	305,101
Highwealth Construction Corp.	325,556	572,338
Hiwin Technologies Corp.	184,905	1,159,792
Hon Hai Precision Industry Co., Ltd.	2,955,636	8,864,212
Hotai Motor Co., Ltd.	98,000	1,147,872
HTC Corp.(1)	246,311	629,057
Hua Nan Financial Holdings Co., Ltd.	2,838,133	1,585,310
Huaku Development Co., Ltd.	187,010	430,687
Innolux Corp.	2,855,987	1,181,622
Inventec Corp.	1,330,753	997,812
King Yuan Electronics Co., Ltd.	711,274	656,392
Kinsus Interconnect Technology Corp.	166,280	439,470
Largan Precision Co., Ltd.	21,042	3,314,112
LCY Chemical Corp.	253,644	371,913
Lite-On Technology Corp.	751,508	1,295,344
Macronix International Corp., Ltd.(1)	1,015,868	425,264
MediaTek, Inc.	378,371	2,681,045
Mega Financial Holding Co., Ltd.	3,731,240	3,010,855
Merida Industry Co., Ltd.	435,907	2,306,620
Mitac Holdings Corp.	325,498	361,578
Nan Kang Rubber Tire Co., Ltd.	889,819	869,375
Nan Ya Plastics Corp.	3,006,303	7,122,466
Nanya Technology Corp.	311,276	496,560
Novatek Microelectronics Corp., Ltd.	263,479	1,020,387
Oriental Union Chemical Corp.	453,200	352,453
Pegatron Corp.	553,486	1,638,509
Phison Electronics Corp.	43,692	392,262
Pou Chen Corp.	2,168,764	3,001,580
Powertech Technology, Inc.	366,725	1,067,192
President Chain Store Corp.	619,120	5,100,315
Quanta Computer, Inc.	905,065	1,840,174
Radiant Opto-Electronics Corp.	206,350	433,952
Radium Life Tech Co., Ltd.(1)	342,068	126,809
Realtek Semiconductor Corp.	165,542	591,900
Ruentex Development Co., Ltd.(1)	338,533	405,644
Ruentex Industries, Ltd.	1,161,953	1,868,814
Sanyang Motor Co., Ltd.	1,509,000	1,066,838
Shin Kong Financial Holding Co., Ltd.(1)	3,270,375	953,693
Shin Kong Synthetic Fibers Corp.	965,996	312,956
Siliconware Precision Industries Co., Ltd.	613,260	1,000,617
Simplo Technology Co., Ltd.	123,820	420,267
Sino-American Silicon Products, Inc.	183,259	293,597
SinoPac Financial Holdings Co., Ltd.	4,187,725	1,306,972
Solar Applied Materials Technology Corp.(1)	329,817	142,004
Synnex Technology International Corp.	684,558	736,637
Tainan Spinning Co., Ltd.	1,445,010	721,427
Taishin Financial Holding Co., Ltd.	3,777,914	1,574,676

Security	Shares	Value
Taiwan Business Bank	1,945,531	$538,557
Taiwan Cement Corp.	1,724,118	2,062,684
Taiwan Cooperative Financial Holding Co., Ltd.	2,473,709	1,231,237
Taiwan Fertilizer Co., Ltd.	436,000	603,450
Taiwan Glass Industry Corp.(1)	252,874	144,965
Taiwan Mobile Co., Ltd.	1,170,052	4,298,578
Taiwan Semiconductor Manufacturing Co., Ltd.	3,595,873	22,548,399
Taiwan Tea Corp.	661,346	362,874
Tatung Co., Ltd.(1)	1,214,645	520,263
Teco Electric & Machinery Co., Ltd.	1,226,000	1,246,513
Tong Yang Industry Co., Ltd.	379,826	659,741
TPK Holding Co., Ltd.(1)	83,515	293,156
Transcend Information, Inc.	63,886	209,296
Tripod Technology Corp.	152,979	431,007
TSRC Corp.	381,087	438,979
TTY Biopharm Co., Ltd.	307,255	1,103,317
Tung Ho Steel Enterprise Corp.	293,385	228,667
U-Ming Marine Transport Corp.	202,000	217,347
Uni-President Enterprises Corp.	3,855,626	7,228,310
Unimicron Technology Corp.	527,171	290,150
United Microelectronics Corp.	3,348,361	1,343,053
United Microelectronics Corp. ADR	93,397	180,256
Vanguard International Semiconductor Corp.	784,175	1,493,309
Walsin Lihwa Corp.	1,085,980	497,552
Wan Hai Lines, Ltd.	606,375	351,780
Waterland Financial Holdings	1,621,128	496,887
Wistron Corp.	935,875	857,529
WPG Holdings Co., Ltd.	548,136	688,280
Yageo Corp.	170,042	463,473
Yang Ming Marine Transport(1)	1,116,288	257,128
YFY, Inc.	1,451,414	552,464
Yieh Phui Enterprise(1)	1,004,233	460,044
Yuanta Financial Holding Co., Ltd.	4,019,729	1,695,613
Yulon Motor Co., Ltd.	1,212,420	1,128,821

		$205,499,253

Thailand — 3.0%
Advanced Info Service PCL(6)	809,800	$4,194,800
Airports of Thailand PCL(6)	3,468,000	3,961,515
AP Thailand PCL(6)	4,609,660	966,120
Bangkok Bank PCL(6)	198,400	1,047,918
Bangkok Dusit Medical Services PCL(6)	6,953,300	4,289,931
Bangkok Expressway & Metro PCL(6)	7,754,354	1,715,247
Banpu PCL(6)	2,037,000	1,174,362
BEC World PCL(6)	1,693,300	857,486
Berli Jucker PCL(6)	2,875,000	3,891,385
Bumrungrad Hospital PCL(6)	676,700	3,603,693
Cal-Comp Electronics (Thailand) PCL(6)	1,957,091	173,140
Central Pattana PCL(6)	538,000	888,603
Charoen Pokphand Foods PCL(6)	2,464,100	1,990,151
CP ALL PCL(6)	2,539,200	4,358,669
Delta Electronics (Thailand) PCL(6)	1,516,370	3,860,753
Electricity Generating PCL(6)	382,000	2,378,511
Glow Energy PCL(6)	803,700	1,929,445

Security	Shares	Value
Hana Microelectronics PCL(6)	1,416,900	$1,937,904
Home Product Center PCL(6)	1,565,760	439,632
Indorama Ventures PCL(6)	1,721,800	1,766,183
Intouch Holdings PCL(6)	1,520,200	2,466,570
IRPC PCL(6)	9,870,200	1,479,398
Italian-Thai Development PCL(6)	4,014,629	558,146
Kasikornbank PCL(6)	364,900	2,008,020
KCE Electronics PCL(6)	328,300	998,489
Kiatnakin Bank PCL(6)	555,000	1,122,715
Krung Thai Bank PCL(6)	1,610,225	956,030
Land & Houses PCL(6)	896,600	254,380
Major Cineplex Group PCL(6)	1,728,400	1,710,199
Minor International PCL(6)	3,179,761	3,401,119
Precious Shipping PCL(1)(6)	933,750	288,080
PTT Exploration & Production PCL(6)	1,033,716	2,797,974
PTT Global Chemical PCL(6)	1,519,650	3,239,187
PTT PCL(6)	550,700	6,201,993
Quality House PCL(6)	9,121,583	695,647
Ratchaburi Electricity Generating Holding PCL(6)	578,300	845,707
Samart Corp. PCL(6)	718,600	317,886
Siam Cement PCL(6)	285,200	4,482,118
Siam City Cement PCL(6)	64,900	561,070
Siam Commercial Bank PCL(6)	439,500	2,084,944
Sino-Thai Engineering & Construction PCL(6)	1,387,400	968,921
Superblock PCL(1)(6)	8,463,500	334,906
SVI PCL(6)	1,450,800	232,211
Thai Airways International PCL(1)(6)	1,290,500	694,808
Thai Beverage PCL	5,055,800	3,398,046
Thai Oil PCL(6)	812,500	1,785,384
Thai Union Group PCL(6)	2,183,692	1,360,234
Thanachart Capital PCL(6)	460,200	645,856
Thoresen Thai Agencies PCL(6)	2,257,887	653,843
TMB Bank PCL(6)	5,321,200	377,810
Total Access Communication PCL(6)	790,500	1,012,108
TPI Polene PCL(6)	19,506,000	1,486,325
True Corp. PCL(6)	7,849,382	1,553,172
TTCL PCL(6)	254,300	128,009
TTW PCL(6)	4,040,000	1,246,134

		$97,772,887

Turkey — 3.1%
Akbank TAS	1,569,418	$3,684,730
Akcansa Cimento AS	90,700	314,152
Akenerji Elektrik Uretim AS(1)	524,095	126,951
Aksa Akrilik Kimya Sanayii AS	228,054	673,959
Alarko Holding AS	207,704	305,356
Anadolu Anonim Turk Sigorta Sirketi	368,571	244,591
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	1,549,612
Arcelik AS	697,159	4,349,255
Aygaz AS	239,298	968,705
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	106,654
BIM Birlesik Magazalar AS	377,792	5,808,969
Cimsa Cimento Sanayi ve Ticaret AS	116,200	494,111
Coca-Cola Icecek AS	112,100	1,099,555

Security	Shares	Value
Dogan Sirketler Grubu Holding AS(1)	2,165,468	$404,788
Dogus Otomotiv Servis ve Ticaret AS	140,556	326,939
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	735,375	744,686
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,474,639	9,156,051
Enka Insaat ve Sanayi AS	1,750,953	2,938,362
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	6,883,074
Ford Otomotiv Sanayi AS	189,160	1,851,901
Gubre Fabrikalari TAS	386,800	485,746
Haci Omer Sabanci Holding AS	1,118,249	3,076,727
Ihlas Holding AS(1)	3,341,600	376,964
Is Gayrimenkul Yatirim Ortakligi AS	2,171,051	866,710
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	3,600,406	1,149,913
KOC Holding AS	1,097,419	4,635,897
Koza Altin Isletmeleri AS(1)	122,800	672,765
Migros Ticaret AS(1)	95,300	581,506
Net Holding AS(1)	282,129	192,570
Petkim Petrokimya Holding AS	1,788,061	2,495,157
Sekerbank TAS(1)	673,641	218,868
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	223,512
TAV Havalimanlari Holding AS	212,009	844,975
Tekfen Holding AS	409,091	973,593
Tofas Turk Otomobil Fabrikasi AS	299,386	2,243,178
Trakya Cam Sanayii AS	673,159	585,552
Tupras-Turkiye Petrol Rafinerileri AS	471,741	11,719,966
Turcas Petrol AS	420,874	222,314
Turk Hava Yollari AO(1)	748,507	1,126,654
Turk Sise ve Cam Fabrikalari AS	1,718,588	1,972,707
Turk Telekomunikasyon AS	1,398,957	2,271,246
Turkcell Iletisim Hizmetleri AS(1)	2,602,229	8,572,214
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	318,730
Turkiye Garanti Bankasi AS	1,812,125	4,419,065
Turkiye Halk Bankasi AS	536,500	1,531,079
Turkiye Is Bankasi, Class B	1,244,619	2,271,502
Turkiye Sinai Kalkinma Bankasi AS	1,719,381	652,576
Turkiye Vakiflar Bankasi TAO, Class D	1,021,671	1,507,454
Ulker Biskuvi Sanayi AS	204,629	1,039,922
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,096,389
Yapi ve Kredi Bankasi AS(1)	827,536	864,836
Yazicilar Holding AS	107,100	595,739

		$101,838,427

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	2,035,444	$3,771,401
Abu Dhabi National Hotels	832,200	711,456
Agthia Group PJSC	623,000	1,091,370
Air Arabia PJSC	6,041,100	1,744,073
Ajman Bank PJSC(1)	677,245	237,976
Al Waha Capital PJSC	1,401,285	739,504
Aldar Properties PJSC	3,816,500	2,348,848
Arabtec Holding PJSC(1)	7,431,105	1,805,110
Dana Gas PJSC(1)	3,612,782	413,472
DP World, Ltd.	416,236	8,943,069
Dubai Financial Market PJSC	1,713,500	583,128
Dubai Investments PJSC	1,313,593	873,907

Security	Shares	Value
Dubai Islamic Bank PJSC	1,037,500	$1,581,013
Emaar Properties PJSC	3,506,022	6,973,056
Emirates Telecommunications Group Co. PJSC	281,055	1,381,920
First Gulf Bank PJSC	1,231,388	4,327,905
National Bank of Abu Dhabi PJSC	1,606,429	4,481,746
National Bank of Ras Al-Khaimah PSC (The)	62,608	81,848
National Central Cooling Co. (Tabreed)	1,050,547	543,498
RAK Properties PJSC	1,262,100	216,500
Ras Al Khaimah Co. for White Cement & Construction Materials PSC	732,778	234,441
Union National Bank PJSC	1,180,087	1,401,961

		$44,487,202

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	1,367,969	$2,218,191
Bao Viet Holdings	371,340	966,448
Danang Rubber JSC	463,076	635,985
Development Investment Construction Corp.(1)	589,411	224,450
FPT Corp.	2	4
Gemadept Corp.	972,649	1,479,195
HAGL JSC(1)	1,153,680	464,598
Hoa Phat Group JSC	2,516,782	3,379,669
KIDO Group Corp.	387,216	714,894
Kinh Bac City Development Share Holding Corp.(1)	590,200	389,059
Masan Group Corp.	684,600	1,415,482
PetroVietnam Construction JSC(1)	870,460	84,087
PetroVietnam Drilling & Well Services JSC(1)	824,017	726,353
PetroVietnam Fertilizer & Chemical JSC	342,540	364,997
PetroVietnam Gas JSC	69,600	168,305
Pha Lai Thermal Power JSC	754,210	570,156
Refrigeration Electrical Engineering Corp.	243,788	292,616
Song Da Urban & Industrial Zone Investment and Development JSC	339,950	401,813
Tan Tao Investment & Industry JSC(1)	1,048,757	185,835
Vietnam Construction and Import-Export JSC	459,600	319,220
Vietnam Dairy Products JSC	450,380	2,837,093
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,081,023	860,298
Vingroup JSC(1)	2,199,259	4,038,991
Vinh Son - Song Hinh Hydropower JSC	750,120	522,707

		$23,260,446

Total Common Stocks (identified cost $2,726,456,824)		$3,211,247,838

Equity-Linked Securities(4)(7) — 0.9%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.9%
Abdullah Al Othaim Markets	7/31/17	14,400	$422,863
Al Hammadi Development and Industrial Corp.	8/21/17	62,917	690,382
Al Rajhi Bank	1/22/18	126,533	2,155,192
Al Tayyar	3/5/18	74,582	609,559
Alinma Bank	1/22/18	182,900	730,356

Security	Maturity Date	Shares	Value
Almarai Co.	7/31/17	86,069	$1,620,903
Arab National Bank	5/12/17	96,000	503,659
Bank Albilad	3/5/18	38,550	188,887
Banque Saudi Fransi	1/22/18	65,833	452,036
Company for Cooperative Insurance (The)	7/31/17	27,000	672,273
Dar Al Arkan Real Estate Development	7/20/18	518,953	826,822
Emaar Economic City	4/23/18	205,921	932,101
Etihad Etisalat Co.	11/20/17	156,722	928,797
Fawaz Abdulaziz Alhokair Co.	2/28/20	53,700	461,801
Fitaihi Holding Group	9/14/18	57,200	192,567
Jarir Marketing Co.	1/22/18	26,212	940,973
Mobile Telecommunications Co.	4/30/18	251,298	591,367
Mouwasat Medical Services Co.	3/5/18	11,798	445,160
National Agriculture Development Co. (The)	12/11/18	41,405	315,218
National Commercial Bank	11/20/17	32,554	342,455
National Industrialization Co.	8/26/19	175,407	815,029
Rabigh Refining and Petrochemicals Co.	7/24/17	84,000	283,907
Riyad Bank	11/20/17	137,000	384,497
Sahara Petrochemical Co.	9/14/18	101,700	418,313
Samba Financial Group	6/29/17	89,776	514,093
Saudi Airlines Catering Co.	5/28/18	23,421	561,301
Saudi Arabian Fertilizer Co.	7/31/17	24,333	445,277
Saudi Arabian Mining Co.	4/30/18	45,000	490,181
Saudi Basic Industries Corp.	1/22/18	91,400	2,361,072
Saudi British Bank	1/22/18	95,300	571,776
Saudi Cable Co.(3)	7/20/18	141,499	163,417
Saudi Cement Co.	7/20/18	20,250	323,312
Saudi Ceramic Co.	3/5/18	35,563	274,061
Saudi Chemical Co.	4/23/18	11,900	106,779
Saudi Electricity Co.	1/22/18	329,377	2,035,468
Saudi Ground Services Co.	6/25/18	33,401	457,575
Saudi Industrial Investment Group	10/9/17	49,800	274,552
Saudi International Petrochemicals Co.	1/22/18	67,870	320,788
Saudi Kayan Petrochemical Co.	1/22/18	145,500	307,478
Saudi Pharmaceutical Industries and Medical Appliances Corp.	2/12/18	50,599	487,754
Saudi Telecom Co.	4/23/18	108,000	1,918,728
Saudia Dairy and Foodstuff Co.	6/4/18	5,419	190,922
Savola AB	1/24/20	93,100	1,019,091
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	113,233
Yanbu National Petrochemical Co.	7/31/17	29,100	443,273

Total Equity-Linked Securities (identified cost $31,880,626)			$29,305,248

Rights(1) — 0.0%(2)

Security		Shares	Value
B2W Cia Digital, Exp. 4/25/17		84,476	$40,476
Doha Bank QSC, Exp. 5/9/17		15,954	28,042

Security	Shares	Value
Guiness Nigeria PLC, Exp. 7/28/17	389,106	$1,451
Life Healthcare Group Holdings, Ltd., Exp. 4/13/17	242,783	81,433

Total Rights (identified cost $0)		$151,402

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.09%, 4/3/17	$27,526	$27,525,978

Total Short-Term Investments (identified cost $27,525,978)		$27,525,978

Total Investments — 100.2% (identified cost $2,785,863,428)		$3,268,230,466

Other Assets, Less Liabilities — (0.2)%		$(7,858,527)

Net Assets — 100.0%		$3,260,371,939

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2017, the aggregate value of these securities is $37,245,920 or 1.1% of the Fund’s net assets.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2017, the aggregate value of these securities is $54,595,963 or 1.7% of the Fund’s net assets.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
United States Dollar	10.5%	$340,891,195
Hong Kong Dollar	9.3	304,058,636

Currency	Percentage of Net Assets	Value
New Taiwan Dollar	6.3%	$204,734,639
Mexican Peso	6.1	200,030,744
Indian Rupee	6.1	197,507,449
Brazilian Real	5.8	187,538,215
South Korean Won	5.7	185,944,974
South African Rand	5.4	175,508,935
Polish Zloty	3.2	105,311,553
New Turkish Lira	3.1	101,519,697
Indonesian Rupiah	2.9	94,925,830
Malaysian Ringgit	2.9	94,851,461
Thai Baht	2.9	94,374,841
Philippine Peso	2.7	87,617,144
Russian Ruble	2.6	83,508,883
Euro	2.5	81,023,530
Chilean Peso	2.4	79,883,420
Kuwaiti Dinar	1.7	56,880,749
United Arab Emirates Dirham	1.5	48,293,139
Qatari Riyal	1.4	46,136,482
Pakistani Rupee	1.3	43,715,608
Colombian Peso	1.2	38,491,351
Egyptian Pound	1.0	33,898,005
Other currency, less than 1% each	11.7	381,583,986

Total Investments	100.2%	$3,268,230,466

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	18.8%	$613,178,980
Materials	12.2	396,595,814
Industrials	9.6	314,417,471
Consumer Staples	9.6	311,404,378
Telecommunication Services	9.4	305,582,567
Energy	9.3	303,177,702
Consumer Discretionary	9.3	302,678,242
Information Technology	7.3	239,168,814
Utilities	6.2	203,739,684
Health Care	4.0	131,513,937
Real Estate	3.7	119,246,899
Short-Term Investments	0.8	27,525,978

Total Investments	100.2%	$3,268,230,466

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

The Fund did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,817,100,014

Gross unrealized appreciation	$866,514,534
Gross unrealized depreciation	(415,384,082)

Net unrealized appreciation	$451,130,452

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$33,460,279	$1,435,303,829		$1,258,748	$1,470,022,856
Emerging Europe	31,973,271	550,696,296		14,597	582,684,164
Latin America	632,176,574	—		—	632,176,574
Middle East/Africa	5,073,859	521,290,385		0	526,364,244
Total Common Stocks	$702,683,983	$2,507,290,510	**	$1,273,345	$3,211,247,838
Equity-Linked Securities - Saudi Arabia	$—	$29,141,831		$163,417	$29,305,248
Rights	151,402	—		—	151,402
Short-Term Investments	—	27,525,978		—	27,525,978
Total Investments	$702,835,385	$2,563,958,319		$1,436,762	$3,268,230,466

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2017 is not presented. At March 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017